Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.7%
Alabama Federal Aid Highway Finance Authority
Series A , RB , 5.00% , 09/01/27 ......... USD 595 $ 608,984
Series A , RB , 5.00% , 09/01/29 ......... 180 184,231
Series A , RB , 5.00% , 09/01/35 ......... 1,365 1,397,082
Series A , RB , 5.00% , 06/01/37 ......... 130 133,055
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/27 .............. 510 521,502
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/27 ..... 1,600 1,645,159
Auburn University, Series 2025A, RB,
5.00%, 06/01/27 ................. 275 280,365
Black Belt Energy Gas District, Series 2022,
Sub-Series D-1, RB, VRDN, (Royal Bank of
Canada LIQ), 4.00%, 06/01/27
(a)
....... 2,200 2,214,727
City of Auburn, Series 2015, GO,
5.00%, 05/01/27 ................. 130 130,225
City of Huntsville
Series 2016C , GO , 5.00% , 05/01/27 ..... 235 235,400
Series 2020A , GO , 5.00% , 09/01/27 ..... 185 189,742
Series 2017E , GO , 5.00% , 11/01/27 ..... 400 406,786
Series 2018A , GO , 5.00% , 05/01/28 ..... 75 77,098
Lower Alabama Gas District (The), Series
2016A, RB, 5.00%, 09/01/27 ......... 670 681,016
State of Alabama
Series 2016C , GO , 5.00% , 08/01/27 ..... 390 390,665
Series 2018A , GO , 5.00% , 11/01/27 ..... 255 262,419
Series 2022B , GO , 5.00% , 11/01/27 ..... 160 164,655
University of Alabama (The)
Series 2017B , RB , 5.00% , 07/01/27 ..... 145 148,087
Series 2019A , RB , 5.00% , 07/01/27 ..... 70 71,490
Series 2019C , RB , 5.00% , 07/01/27 ..... 785 801,714
Water Works Board of the City of Birmingham
(The)
Series 2023 , RB , 5.00% , 01/01/27 ...... 120 121,106
Series 2016B , RB , 5.00% , 01/01/30 ..... 205 206,968
Series 2016B , RB , 5.00% , 01/01/32 ..... 200 201,920
11,074,396
Alaska — 0.3%
Alaska Housing Finance Corp.
Series 2017A , RB , 5.00% , 12/01/27 ..... 195 198,513
Series II2021A , RB , 5.00% , 12/01/27 .... 430 442,067
Borough of Matanuska-Susitna, Series 2025A,
RB, 5.00%, 09/01/27 .............. 80 81,941
Borough of North Slope, Series 2022A, GO,
5.00%, 06/30/27 ................. 405 413,233
City of Anchorage, Series 2017B, RB,
5.00%, 05/01/27 ................. 85 86,537
Municipality of Anchorage
Series 2018A , GO , 5.00% , 09/01/27 ..... 30 30,757
Series 2021C , GO , 5.00% , 09/01/27 ..... 260 266,561
Series 2022A , GO , 5.00% , 09/01/27 ..... 180 184,542
State of Alaska, Series 2020A, GO,
5.00%, 08/01/27 ................. 265 271,318
1,975,469
Arizona — 1.6%
Arizona Board of Regents
Series 2026A , RB , 5.00% , 06/01/27 ..... 210 213,993
Series 2017B , RB , 5.00% , 07/01/27 ..... 290 296,069
Series 2021C , RB , 5.00% , 07/01/27 ..... 350 357,675
Series 2025A , RB , 5.00% , 07/01/27 ..... 500 510,964
Series 2020A , RB , 5.00% , 08/01/27 ..... 300 306,736
Security
Par (000)
Par (000) Value
Arizona (continued)
Arizona Department of Transportation
State Highway Fund, Series 2023, RB,
5.00%, 07/01/27 ................. USD 165 $ 168,603
Arizona Transportation Board, Series 2019A,
RB, 5.00%, 07/01/27 .............. 290 296,333
City of Chandler, Series 2016, GO,
5.00%, 07/01/27 ................. 495 505,904
City of Phoenix
Series 2016 , GO , 5.00% , 07/01/27 ...... 475 475,821
Series 2022 , GO , 5.00% , 07/01/27 ...... 155 158,386
City of Phoenix Civic Improvement Corp.
Series 2016 , RB , 5.00% , 07/01/27 ...... 280 280,512
Series 2017D , RB , 5.00% , 07/01/27 ..... 120 122,555
Series 2018A , RB , 5.00% , 07/01/27 ..... 110 112,413
Series 2020A , RB , 5.00% , 07/01/27 ..... 150 153,291
Series 2021A , RB , 5.00% , 07/01/27 ..... 230 235,046
Series A , RB , 5.00% , 07/01/27 ......... 100 102,194
Series B , RB , 4.00% , 07/01/28 ......... 440 445,349
Series 2017D , RB , 5.00% , 07/01/29 ..... 490 499,340
County of Pima Sewer System
RB , 5.00% , 07/01/27 ............... 50 51,083
Series 2020A , RB , 5.00% , 07/01/27 ..... 20 20,433
Gilbert Water Resource Municipal Property
Corp., Series 2022, RB, 5.00%, 07/15/27 .. 120 122,597
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/27 ................. 525 536,231
Maricopa County Industrial Development
Authority, Series 2016A, RB, 5.00%, 01/01/27 495 499,159
Maricopa County Unified School District No. 48
Scottsdale, Series 2017, GO, 5.00%, 07/01/28 315 321,817
Maricopa County Unified School District No. 69
Paradise Valley
Series 2018D , GO , 5.00% , 07/01/27 ..... 30 30,644
Series 2022 , GO , 5.00% , 07/01/27 ...... 130 132,793
Maricopa County Unified School District No. 80
Chandler
Series 2016A , GO , 2.75% , 07/01/27 ..... 30 29,958
Series 2015C , GO , 5.00% , 07/01/27 ..... 180 183,818
Maricopa County Union High School District No.
210-Phoenix
Series 2018 , GO , 5.00% , 07/01/27 ...... 725 740,839
Series 2024A , GO , 5.00% , 07/01/27 ..... 255 260,571
Series 2025B , GO , 5.00% , 07/01/27 ..... 180 183,932
Salt River Project Agricultural Improvement &
Power District
Series 2017A , RB , 5.00% , 01/01/27 ..... 170 171,674
Series 2019A , RB , 5.00% , 01/01/27 ..... 200 201,970
Series 2020A , RB , 5.00% , 01/01/27 ..... 885 893,717
Series 2021A , RB , 5.00% , 01/01/27 ..... 560 565,516
Series 2016A , RB , 5.00% , 01/01/29 ..... 375 378,555
State of Arizona, Series 2019A, COP,
5.00%, 10/01/27 ................. 115 118,156
10,684,647
Arkansas — 0.1%
Springdale Public Facilities Board, Series 2016,
RB, 5.00%, 03/01/27 .............. 490 490,834
California — 11.9%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/27 ................. 100 102,578
Acalanes Union High School District, Series
2016C, GO, 0.00%, 08/01/27
(b)
........ 310 301,747
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/27 815 839,082

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/27
(b)
............. USD 1,000 $ 974,872
Burbank Unified School District, Series 2002C,
GO, 0.00%, 07/01/27 (NPFGC)
(b)
....... 175 170,691
California Health Facilities Financing Authority
Series 2016A , RB , 4.00% , 03/01/27 ..... 25 25,007
Series A-1 , RB , 5.00% , 11/01/27 ....... 1,955 2,017,236
Series 2015 , RB , 5.00% , 11/15/27 ...... 865 866,805
California Infrastructure & Economic
Development Bank
Series 2016 , RB , 5.00% , 09/01/27 ...... 175 175,311
Series 2017 , RB , 5.00% , 10/01/27 ...... 110 111,985
Series 2023 , RB , 5.00% , 10/01/27 ...... 305 314,620
Series 2017 , RB , 5.00% , 10/01/28 ...... 350 355,995
California State Public Works Board
Series 2021B , RB , 5.00% , 05/01/27 ..... 470 478,886
Series F , RB , 5.00% , 05/01/27 ......... 310 312,299
Series 2022A , RB , 5.00% , 08/01/27 ..... 125 128,157
Series 2023C , RB , 5.00% , 09/01/27 ..... 500 513,646
Series B , RB , 5.00% , 10/01/27 ......... 765 787,427
Series 2018C , RB , 5.00% , 11/01/27 ..... 295 304,251
Series 2021C , RB , 5.00% , 11/01/27 ..... 520 536,307
Series C , RB , 5.00% , 03/01/28 ......... 370 375,297
Series D , RB , 5.00% , 09/01/29 ......... 290 296,755
California State University
Series 2015A , RB , 5.00% , 11/01/27 ..... 5 5,008
Series 2016A , RB , 5.00% , 11/01/27 ..... 1,005 1,005,518
Series 2026A , RB , 5.00% , 11/01/27 ..... 795 819,515
Carlsbad Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 200 200,388
Central Contra Costa Sanitary District, COP,
5.00%, 09/01/27 ................. 50 51,434
City of Los Angeles, Series 2023A, RB,
5.00%, 02/01/27 ................. 150 151,842
City of Los Angeles Department of Airports
Series 2019C , RB , 5.00% , 05/15/27 ..... 255 260,046
Series 2020B , RB , 5.00% , 05/15/27 ..... 270 275,197
Series B , RB , 5.00% , 05/15/27 ......... 175 178,368
City of San Francisco
Series A , RB , 5.00% , 11/01/27 ......... 475 477,949
Series B , RB , 5.00% , 11/01/27 ......... 100 100,621
Series D , RB , 5.00% , 11/01/27 ......... 270 278,498
Clovis Unified School District
(b)
Series 2002B , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 45 43,835
Series B , GO , 0.00% , 08/01/27 ( NPFGC ) .. 25 24,343
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/27
(b)
.... 1,855 1,805,019
Series 2017D , GO , 5.00% , 08/01/28 ..... 160 164,268
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/27 ..... 220 223,600
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/27 ..... 170 174,427
Series 2017C , GO , 5.00% , 08/01/29 ..... 125 127,949
Duarte Unified School District, Series CABS,
GO, 0.00%, 11/01/27 (NPFGC)
(b)
....... 1,000 965,696
East Bay Municipal Utility District Wastewater
System, Series 2017A, RB, 5.00%, 06/01/28 130 132,884
East Bay Municipal Utility District Water System
Series 2017B , RB , 5.00% , 06/01/27 ..... 115 117,521
Series 2022A , RB , 5.00% , 06/01/27 ..... 50 51,096
Series 2017B , RB , 5.00% , 06/01/28 ..... 85 86,886
East Side Union High School District, Series E,
GO, 5.00%, 08/01/27 .............. 180 180,000
Security
Par (000)
Par (000) Value
California (continued)
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/27
(b)
.... USD 2,200 $ 2,141,773
Series 2016 , GO , 5.00% , 08/01/27 ...... 40 40,000
Foothill-De Anza Community College District
(b)
Series 2000A , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 810 790,034
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 415 404,771
Fremont Unified School District, Series E, GO,
5.00%, 08/01/27 ................. 275 282,107
Grossmont Union High School District, Series
2004, GO, 0.00%, 08/01/27 (AGM)
(b)
..... 110 107,078
Inglewood Unified School District, Series B, GO,
5.00%, 08/01/27 ................. 200 204,770
Los Angeles Community College District
Series I , GO , 4.00% , 08/01/27 ......... 30 30,000
Series 2024 , GO , 5.00% , 08/01/27 ...... 500 513,120
Series A-1 , GO , 5.00% , 08/01/27 ....... 390 400,234
Series D , GO , 5.00% , 08/01/27 ........ 1,000 1,026,241
Series E , GO , 5.00% , 08/01/27 ........ 125 128,280
Series J , GO , 5.00% , 08/01/28 ......... 190 194,916
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/27 ..... 1,120 1,143,811
Series 2016A , RB , 4.00% , 07/01/27 ..... 125 125,098
Series 2023A , RB , 5.00% , 07/01/27 ..... 265 271,200
Series 2017A , RB , 5.00% , 07/01/29 ..... 255 260,659
Los Angeles Department of Water & Power
Series 2019C , RB , 4.00% , 07/01/27 ..... 20 20,207
Series 2018A , RB , 5.00% , 07/01/27 ..... 695 708,414
Series 2022A , RB , 5.00% , 07/01/27 ..... 225 229,343
Series 2022B , RB , 5.00% , 07/01/27 ..... 100 101,930
Series 2022E , RB , 5.00% , 07/01/27 ..... 205 208,957
Series 2024C , RB , 5.00% , 07/01/27 ..... 250 254,825
Series 2017C , RB , 5.00% , 07/01/28 ..... 295 300,553
Los Angeles Department of Water & Power
Water System
Series 2020B , RB , 4.00% , 07/01/27 ..... 410 414,697
Series 2018B , RB , 5.00% , 07/01/27 ..... 345 352,035
Series 2022B , RB , 5.00% , 07/01/27 ..... 200 204,078
Series 2023A , RB , 5.00% , 07/01/27 ..... 340 346,933
Los Angeles Unified School District
Series 2020A , GO , 3.00% , 07/01/27 ..... 160 160,604
Series 2016B , GO , 5.00% , 07/01/27 ..... 185 185,328
Series 2017A , GO , 5.00% , 07/01/27 ..... 690 704,949
Series 2018B-1 , GO , 5.00% , 07/01/27 .... 415 423,991
Series 2018M-1 , GO , 5.00% , 07/01/27 ... 95 97,058
Series 2019A , GO , 5.00% , 07/01/27 ..... 150 153,250
Series 2020C , GO , 5.00% , 07/01/27 ..... 515 526,157
Series 2020RYQ , GO , 5.00% , 07/01/27 ... 185 189,008
Series 2022QRR , GO , 5.00% , 07/01/27 ... 190 194,116
Series 2023QRR , GO , 5.00% , 07/01/27 ... 550 561,916
Series 2024A , GO , 5.00% , 07/01/27 ..... 75 76,625
Series 2026QRR , GO , 5.00% , 07/01/27 ... 1,500 1,532,497
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/27 ..... 510 508,105
Series 2022B , RB , 3.00% , 07/01/27 ..... 30 30,143
Series 2019A , RB , 5.00% , 07/01/27 ..... 485 495,994
Series 2020A , RB , 5.00% , 07/01/27 ..... 295 301,687
Series 2011C , RB , 5.00% , 10/01/27 ..... 110 113,161
Midpeninsula Regional Open Space District
Field Employees Corp., Series A, GO,
5.00%, 09/01/27 ................. 30 30,062

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Modesto Irrigation District, Series 2015A, RB,
5.00%, 10/01/27 ................. USD 45 $ 45,046
Mountain View Los Altos Union High School
District, Series C, GO, 0.00%, 08/01/27
(b)
.. 150 146,216
Municipal Improvement Corp. of Los Angeles
Series 2023A , RB , 5.00% , 05/01/27 ..... 40 40,699
Series 2026A , RB , 5.00% , 05/01/27 ..... 585 595,227
Series 2016B , RB , 5.00% , 11/01/27 ..... 1,035 1,040,932
Series 2018A , RB , 5.00% , 11/01/27 ..... 745 766,592
Series 2020A , RB , 5.00% , 11/01/27 ..... 180 185,217
Series 2021C , RB , 5.00% , 11/01/27 ..... 100 102,898
Series 2026B , RB , 5.00% , 11/01/27
(c)
.... 1,000 1,028,791
New Haven Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 30 30,057
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/27 (NPFGC)
(b)
... 215 209,125
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/27
(NPFGC)
(b)
.................... 880 858,899
Northern California Transmission Agency, Series
2026A, RB, 5.00%, 05/01/27 ......... 200 203,705
Orange County Sanitation District, Series 2021A,
RB, 5.00%, 02/01/27 .............. 55 55,752
Palm Springs Unified School District, Series D,
GO, 2.00%, 08/01/27 .............. 715 708,326
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/27
(b)
............. 405 394,746
Pasadena Area Community College District,
Series 2020, GO, 4.00%, 08/01/27 ...... 400 406,428
Poway Unified School District, Series A, GO,
0.00%, 08/01/27
(b)
................ 400 389,567
Riverside County Transportation
Commission Sales Tax, Series 2017B, RB,
5.00%, 06/01/28 ................. 160 165,430
Riverside Unified School District, Series B, GO,
4.00%, 08/01/29 ................. 90 91,238
Sacramento Municipal Utility District, Series
2022J, RB, 5.00%, 08/15/27 .......... 90 92,479
San Diego Community College District, Series
2016, GO, 5.00%, 08/01/27 .......... 110 110,008
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/27 ..... 100 102,293
Series A , RB , 5.00% , 07/01/28 ......... 475 485,189
San Diego County Regional Transportation
Commission
Series 2021B , RB , 5.00% , 04/01/27 ..... 110 112,066
Series 2023A , RB , 5.00% , 04/01/27 ..... 265 269,977
San Diego County Water Authority, Series
2015A, RB, 5.00%, 05/01/27 ......... 135 135,168
San Diego Public Facilities Financing Authority
Series 2016B , RB , 5.00% , 08/01/27 ..... 500 500,000
Series 2023A , RB , 5.00% , 08/01/27 ..... 250 256,386
Series 2026A , RB , 5.00% , 08/01/27 ..... 915 938,372
San Diego Unified School District, Series 2017J,
GO, 5.00%, 07/01/29 .............. 100 102,182
San Francisco Bay Area Rapid Transit
District Sales Tax, Series 2017A, RB,
5.00%, 07/01/29 ................. 100 102,227
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2019D , RB , 5.00% , 05/01/27 ..... 125 127,343
Series B , RB , 5.00% , 05/01/27 ......... 290 295,435
San Francisco City & County Public Utilities
Commission Wastewater, Series 2023A, RB,
5.00%, 10/01/27 ................. 165 169,856
Security
Par (000)
Par (000) Value
California (continued)
San Francisco County Transportation Authority
Sales Tax, Series 2017, RB, 4.00%, 02/01/29 USD 255 $ 256,873
San Francisco Municipal Transportation Agency,
Series 2017, RB, 5.00%, 03/01/27 ...... 25 25,356
San Francisco Unified School District, Series A,
GO, 5.00%, 06/15/27 .............. 400 408,451
San Joaquin Hills Transportation Corridor
Agency, Series 1997A, RB, 0.00%, 01/15/27
(NPFGC)
(b)
.................... 1,000 985,952
San Jose Unified School District
Series C , GO , 0.00% , 08/01/27 ( NPFGC )
(b)
295 287,672
Series 2017 , GO , 5.00% , 08/01/27 ...... 180 184,562
San Marcos Unified School District, Series A,
GO, 0.00%, 08/01/27
(b)
............. 375 364,968
San Mateo County Community College District
(b)
Series 2005B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 825 799,521
Series 2006B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 1,065 1,032,109
Series A , GO , 0.00% , 09/01/27 ( NPFGC ) .. 435 421,566
San Mateo Union High School District, Series
2004C, GO, 0.00%, 09/01/27 (NPFGC)
(b)
.. 210 203,947
Santa Clarita Community College District, Series
2003, GO, 0.00%, 08/01/27 (NPFGC)
(b)
... 85 82,799
South San Francisco Unified School District,
Series 2016C, GO, 0.00%, 09/01/27
(b)
.... 50 48,507
Southern California Public Power Authority
Series 2015C , RB , 4.00% , 07/01/27 ..... 465 465,711
Series 2019-1 , RB , 5.00% , 07/01/27 ..... 155 157,992
Series 2023-1 , RB , 5.00% , 07/01/27 ..... 775 789,958
Southwestern Community College District,
Series 2004, GO, 0.00%, 08/01/27 (NPFGC)
(b)
700 681,406
State of California
Series 2003 , GO , 5.00% , 02/01/27 ( AMBAC ) 165 167,052
GO , 3.00% , 03/01/27 ............... 20 20,041
GO , 5.00% , 04/01/27 ............... 4,390 4,462,860
Series 2019 , GO , 5.00% , 04/01/27 ...... 555 564,211
GO , 3.50% , 08/01/27 ............... 40 40,338
Series 2017 , GO , 4.00% , 08/01/27 ...... 190 190,132
GO , 5.00% , 08/01/27 ............... 2,025 2,061,602
Series C , GO , 5.00% , 08/01/27 ........ 440 450,981
Series 2016 , GO , 5.00% , 08/01/27 ...... 870 872,771
GO , 4.00% , 09/01/27 ............... 560 569,184
GO , 5.00% , 09/01/27 ............... 945 960,877
GO , 5.00% , 10/01/27 ............... 3,255 3,348,915
GO , 5.00% , 11/01/27 ............... 975 1,005,212
Series 2020 , GO , 5.00% , 11/01/27 ...... 475 489,718
Series 2017 , GO , 5.00% , 11/01/27 ...... 890 917,578
Series CX , GO , 3.05% , 12/01/27 ....... 150 150,522
GO , 5.00% , 12/01/27 ............... 605 624,961
GO , 5.00% , 08/01/28 ............... 490 502,098
Series 2017 , GO , 5.00% , 11/01/28 ...... 590 607,970
GO , 5.00% , 08/01/29 ............... 450 460,350
State of California Department of Water
Resources
Series AW , RB , 5.00% , 12/01/27 ....... 40 40,344
Series AX , RB , 5.00% , 12/01/27 ........ 240 248,302
Series BB , RB , 5.00% , 12/01/27 ........ 110 113,805
Sunnyvale Financing Authority, Series 2020, RB,
4.00%, 04/01/27 ................. 100 101,186
Union Elementary School District, Series D, GO,
0.00%, 09/01/27 (NPFGC)
(b)
.......... 270 262,497
University of California
Series 2018AZ , RB , 4.00% , 05/15/27 .... 35 35,413
Series 2017M , RB , 5.00% , 05/15/27 ..... 110 112,145

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2018O , RB , 5.00% , 05/15/27 ..... USD 225 $ 229,387
Series 2021BH , RB , 5.00% , 05/15/27 .... 250 254,875
Series 2023BN , RB , 5.00% , 05/15/27 .... 120 122,340
Series 2025BZ , RB , 5.00% , 05/15/27 .... 2,500 2,548,748
Series 2017AY , RB , 5.00% , 05/15/28 .... 280 285,401
Series 2017AY , RB , 5.00% , 05/15/29 .... 125 127,293
West Valley-Mission Community College District
Series 2015B , GO , 5.00% , 08/01/27 ..... 80 80,181
Series 2026 , GO , 5.00% , 08/01/27
(c)
..... 1,000 1,025,132
Western Municipal Water District Facilities
Authority, Series 2020A, RB, 5.00%, 10/01/27 175 180,395
78,077,616
Colorado — 1.6%
Adams & Arapahoe Counties Joint School
District 28J Aurora
Series 2021A , GO , 5.00% , 12/01/27 ( SAW ) 80 82,522
Series 2022 , GO , 5.00% , 12/01/27 ( SAW ) . 190 195,989
Adams & Weld Counties School District No. 27J
Brighton, Series 2026B, GO, 5.50%, 12/01/27
(SAW) ....................... 250 259,167
Board of Governors of Colorado State University
System, Series A, RB, 5.00%, 03/01/27
(HERBIP) ..................... 250 253,453
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/27 ..... 35 35,838
Series 2019C , GO , 5.00% , 08/01/27 ..... 110 112,635
Series 2022A , GO , 5.00% , 08/01/27 ..... 390 399,341
Series 2026A , GO , 5.00% , 08/01/27 ..... 25 25,599
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/27 ..... 520 535,118
Series 2022B , RB , 5.00% , 11/15/27 ..... 35 36,018
Series 2022C , RB , 5.00% , 11/15/27 ..... 575 591,717
Series 2023A , RB , 5.00% , 11/15/27 ..... 350 359,952
Series 2018B , RB , 5.00% , 12/01/27 ..... 45 46,322
City of Colorado Springs Utilities System
Series 2019A , RB , 5.00% , 11/15/27 ..... 355 365,826
Series 2020B , RB , 5.00% , 11/15/27 ..... 270 278,234
Series 2020C , RB , 5.00% , 11/15/27 ..... 100 103,050
Series 2022B , RB , 5.00% , 11/15/27 ..... 95 97,897
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/27 ...... 250 257,714
Colorado Health Facilities Authority
Series 2019A-1 , RB , 5.00% , 08/01/27 .... 175 178,358
Series 2022A , RB , 5.00% , 11/01/27 ..... 1,480 1,515,176
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/27 ( SAW ) 365 372,108
Series 2017 , GO , 5.00% , 12/01/27 ( SAW ) . 215 216,613
Series 2025D , GO , 5.00% , 12/01/27 ( SAW ) 170 175,516
Series 2018A , GO , 5.50% , 12/01/28 ( SAW ) 365 378,456
E-470 Public Highway Authority, Series 2004A,
RB, 0.00%, 09/01/27 (NPFGC)
(b)
....... 1,510 1,464,821
Regional Transportation District
COP , 5.00% , 06/01/27 .............. 375 382,257
State of Colorado
Series 2017K , COP , 5.00% , 03/15/27 .... 370 375,132
Series 2018L , COP , 5.00% , 03/15/27 .... 100 101,387
COP , 5.00% , 06/15/27 .............. 300 305,816
University of Colorado
Series 2017A-2 , RB , 5.00% , 06/01/27 .... 60 61,186
Series 2025B , RB , 5.00% , 06/01/27 ..... 500 509,879
Series 2017A-1 , RB , 5.00% , 06/01/29 .... 100 101,812
Security
Par (000)
Par (000) Value
Colorado (continued)
Weld County School District No. 6 Greeley,
Series 2020, GO, 5.00%, 12/01/27 (SAW) . USD 255 $ 262,868
10,437,777
Connecticut — 1.6%
City of Danbury, Series 2019B, GO,
5.00%, 11/01/27 ................. 50 50,290
Connecticut Housing Finance Authority, Series
2021D, Sub-Series D-1, RB, 5.00%, 11/15/27 115 118,136
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/27 ..... 545 548,217
Series 2022A , GO , 4.00% , 01/15/27 ..... 120 120,708
Series 2018B , GO , 5.00% , 04/15/27 ..... 1,185 1,204,059
Series 2018D , GO , 5.00% , 04/15/27 ..... 55 55,885
Series B , GO , 5.00% , 04/15/27 ........ 190 193,056
Series 2020C , GO , 4.00% , 06/01/27 ..... 55 55,599
Series 2021B , GO , 4.00% , 06/01/27 ..... 210 212,286
Series 2021D , GO , 5.00% , 07/15/27 ..... 520 531,348
Series 2016D , GO , 5.00% , 08/15/27 ..... 430 430,328
Series 2025D , GO , 5.00% , 08/15/27 ..... 850 870,152
Series 2022D , GO , 5.00% , 09/15/27 ..... 100 102,554
Series E , GO , 5.00% , 10/15/27 ........ 170 170,756
Series 2022E , GO , 5.00% , 11/15/27 ..... 565 582,006
Series 2024H , GO , 5.00% , 11/15/27 ..... 500 515,049
Series 2025B , GO , 5.00% , 12/01/27 ..... 250 257,545
Series A , GO , 5.00% , 04/15/29 ........ 350 355,398
State of Connecticut Clean Water Fund
- State Revolving Fund, Series A, RB,
5.00%, 05/01/29 ................. 185 188,077
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/27 ..... 205 206,993
Series 2021C , RB , 5.00% , 01/01/27 ..... 135 136,312
Series 2020A , RB , 5.00% , 05/01/27 ..... 200 203,525
Series 2021A , RB , 5.00% , 05/01/27 ..... 590 600,398
Series 2022A , RB , 5.00% , 07/01/27 ..... 335 342,133
Series 2024B , RB , 5.00% , 07/01/27 ..... 680 694,664
Series B , RB , 5.00% , 09/01/27 ......... 635 636,132
Series 2018B , RB , 5.00% , 10/01/27 ..... 340 349,292
Series 2021D , RB , 5.00% , 11/01/27 ..... 220 226,428
University of Connecticut
Series 2020A , RB , 5.00% , 02/15/27 ( SAP ) . 20 20,242
Series 2018A , RB , 5.00% , 04/15/27 ( SAP ) . 175 177,778
Series 2019A , RB , 5.00% , 11/01/27 ( SAP ) . 65 66,818
10,222,164
Delaware — 0.8%
County of New Castle, Series 2017, GO,
5.00%, 04/01/27 ................. 325 330,344
Delaware Transportation Authority
Series 2016 , RB , 5.00% , 07/01/27 ...... 285 285,486
Series 2019 , RB , 5.00% , 07/01/27 ...... 165 168,648
Series 2020 , RB , 5.00% , 07/01/27 ...... 896 915,812
Series 2020 , RB , 5.00% , 09/01/27 ...... 645 661,547
State of Delaware
Series 2017A , GO , 5.00% , 01/01/27 ..... 845 853,075
Series 2018A , GO , 5.00% , 02/01/27 ..... 205 207,365
Series 2019 , GO , 5.00% , 02/01/27 ...... 595 601,863
Series 2021 , GO , 5.00% , 02/01/27 ...... 24 24,277
Series 2017 , GO , 5.00% , 03/01/27 ...... 130 131,750
Series 2023A , GO , 5.00% , 05/01/27 ..... 240 244,283
Series 2020B , GO , 5.00% , 07/01/27 ..... 310 316,770
Series 2009C , GO , 5.00% , 10/01/27 ..... 82 84,269
4,825,489

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia — 1.4%
District of Columbia
Series 2021E , GO , 5.00% , 02/01/27 ..... USD 610 $ 617,214
Series 2017D , GO , 5.00% , 06/01/27 ..... 650 662,838
Series 2018B , GO , 5.00% , 06/01/27 ..... 660 673,035
Series E , GO , 5.00% , 06/01/27 ........ 290 292,127
Series 2019A , GO , 5.00% , 10/15/27 ..... 160 164,550
Series 2020 , RB , 5.00% , 12/01/27 ...... 160 164,678
Series 2017A , GO , 5.00% , 06/01/29 ..... 250 254,526
District of Columbia Income Tax
Series 2020A , RB , 5.00% , 03/01/27 ..... 1,055 1,069,564
Series 2020C , RB , 5.00% , 05/01/27 ..... 310 315,507
Series 2019C , RB , 5.00% , 10/01/27 ..... 1,835 1,885,552
Series 2020B , RB , 5.00% , 10/01/27 ..... 395 405,882
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/27 ..... 245 251,636
Series 2024A , RB , 5.00% , 10/01/27 ..... 390 400,563
Metropolitan Washington Airports Authority
Aviation, Series 2019B, RB, 5.00%, 10/01/27 135 138,221
Washington Metropolitan Area Transit Authority
Series 2018 , RB , 5.00% , 07/01/27 ...... 210 214,471
Series 2021A , RB , 5.00% , 07/15/27 ..... 400 408,843
Series 2023A , RB , 5.00% , 07/15/27 ..... 515 526,435
Series 2018 , RB , 5.00% , 07/01/28 ...... 430 439,028
Series A-1 , RB , 5.00% , 07/01/28 ....... 610 622,808
9,507,478
Florida — 5.1%
Central Florida Expressway Authority
Series 2016B , RB , 5.00% , 07/01/27 ..... 100 100,108
Series 2019A , RB , 5.00% , 07/01/27 ..... 25 25,509
Series 2021 , RB , 5.00% , 07/01/27 ...... 805 821,839
Series 2021D , RB , 5.00% , 07/01/27 ..... 30 30,611
Series 2024A , RB , 5.00% , 07/01/27 ..... 475 484,936
City of Gainesville Utilities System
Series 2017A , RB , 5.00% , 10/01/27 ..... 265 271,700
City of Jacksonville
Series 2020A , RB , 5.00% , 10/01/27 ..... 100 102,755
Series 2024 , RB , 5.00% , 10/01/27 ...... 200 205,510
City of Miami Beach
Series 2017 , RB , 5.00% , 09/01/27 ...... 270 276,112
City of Port St. Lucie Utility System, Series 2016,
RB, 5.00%, 09/01/27 .............. 1,030 1,031,825
City of Tallahassee, Series 2025, RB,
5.00%, 10/01/27 ................. 90 92,375
County of Miami-Dade
Series 2019A , RB , 5.00% , 04/01/27 ..... 25 25,385
Series 2020 , RB , 5.00% , 04/01/27 ...... 535 543,231
Series 2025 , RB , 5.00% , 06/01/27 ...... 100 101,868
Series 2016A , GO , 5.00% , 07/01/27 ..... 1,160 1,184,582
Series 2018A , GO , 5.00% , 07/01/27 ..... 705 719,940
Series 2025A , GO , 5.00% , 07/01/27 ..... 45 45,954
Series 2024B , RB , 5.00% , 10/01/27 ..... 20 20,530
Series A , RB , 5.00% , 10/01/27 ......... 545 546,933
County of Miami-Dade Transit System
Series 2019 , RB , 5.00% , 07/01/27 ...... 135 137,812
Series 2025 , RB , 5.00% , 07/01/27 ...... 440 449,164
County of Miami-Dade Water & Sewer System
Series 2017B , RB , 5.00% , 10/01/27 ..... 1,485 1,524,877
Series 2021 , RB , 5.00% , 10/01/27 ...... 735 754,141
Series 2024B , RB , 5.00% , 10/01/27 ..... 90 92,417
County of Seminole, Series 2025A, RB,
5.00%, 10/01/27 ................. 85 87,105
Duval County Public Schools, Series 2025A,
COP, 5.00%, 07/01/27 ............. 125 127,660
Security
Par (000)
Par (000) Value
Florida (continued)
Florida Department of Environmental Protection,
Series 2017A, RB, 5.00%, 07/01/27 ..... USD 624 $ 637,286
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/27 . 1,455 1,457,477
Florida Municipal Power Agency
Series 2016A , RB , 5.00% , 10/01/27 ..... 970 973,075
Series 2017A , RB , 5.00% , 10/01/27 ..... 180 184,336
Series 2021B , RB , 5.00% , 10/01/27 ..... 320 327,708
Series 2025A , RB , 5.00% , 10/01/27 ..... 20 20,482
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/27 ......... 265 271,904
Hillsborough County School Board
Series 2025A , COP , 3.00% , 07/01/27 .... 55 54,990
Series 2020A , COP , 5.00% , 07/01/27 .... 585 596,015
Series 2017B , COP , 5.00% , 07/01/27 .... 130 132,448
COP , 5.00% , 07/01/28 .............. 425 433,301
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/27 ................. 625 642,218
Lee County School Board (The), Series 2025B,
COP, 5.00%, 08/01/27 ............. 690 705,759
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/27 ............. 150 151,553
Orange County Convention Center, Series 2025,
RB, 5.00%, 10/01/27 .............. 1,180 1,211,837
Orange County School Board
Series 2016B , COP , 5.00% , 08/01/27 .... 170 170,267
Series 2017B , COP , 5.00% , 08/01/27 .... 435 444,160
Orlando Utilities Commission
Series 2020A , RB , 5.00% , 10/01/27 ..... 630 646,990
Series 2026A , RB , 5.00% , 10/01/27 ..... 250 256,742
Palm Beach County School District
Series 2017A , COP , 5.00% , 08/01/27 .... 490 500,366
Series 2018A , COP , 5.00% , 08/01/27 .... 280 285,924
Series 2018B , COP , 5.00% , 08/01/27 .... 115 117,433
Series 2018C , COP , 5.00% , 08/01/27 .... 20 20,465
Series 2022B , COP , 5.00% , 08/01/27 .... 200 204,231
Series 2025A , COP , 5.00% , 08/01/27 .... 305 311,452
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/27 ................. 500 512,789
School Board of Miami-Dade County (The)
Series 2026A , COP , 5.00% , 02/01/27 .... 1,020 1,031,408
Series 2017 , GO , 5.00% , 03/15/27 ...... 105 106,514
Series 2022A , GO , 5.00% , 03/15/27 ( BAM ) 160 162,356
Series 2025A , COP , 5.00% , 05/01/27 .... 1,500 1,525,195
School District of Broward County
Series 2019A , COP , 5.00% , 07/01/27 .... 790 805,664
Series 2021 , GO , 5.00% , 07/01/27 ...... 160 163,347
Series 2025A , COP , 5.00% , 07/01/27 ( AGC ) 560 571,612
Seminole County School District Sales Tax,
Series 2025, RB, 5.00%, 10/01/27 ...... 100 102,558
State of Florida
Series 2015A , GO , 2.70% , 06/01/27 ..... 300 299,211
Series 2017C , GO , 5.00% , 06/01/27 ..... 230 234,468
Series 2018A , GO , 5.00% , 06/01/27 ..... 60 61,166
Series 2018C , GO , 5.00% , 06/01/27 ..... 215 219,177
Series 2019D , GO , 5.00% , 06/01/27 ..... 380 387,383
Series 2022B , GO , 5.00% , 06/01/27 ..... 20 20,389
Series 2016A , GO , 5.00% , 07/01/27 ..... 175 175,291
Series 2018A , GO , 5.00% , 07/01/27 ..... 35 35,758
Series 2019A , GO , 5.00% , 07/01/27 ..... 530 541,478
Series 2021B , GO , 5.00% , 07/01/27 ..... 290 296,280
Series 2022A , GO , 5.00% , 07/01/27 ..... 215 219,656
Series 2024A , GO , 5.00% , 07/01/27 ..... 100 102,166
Series 2017C , GO , 5.00% , 06/01/28 ..... 40 40,731
Series 2017A , GO , 5.00% , 07/01/28 ..... 310 316,537

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/27 ...... USD 225 $ 229,832
Series 2019A , RB , 5.00% , 07/01/27 ..... 236 240,874
Series 2020 , RB , 5.00% , 07/01/27 ...... 640 653,743
Series 2021A , RB , 5.00% , 07/01/27 ..... 155 158,201
Series 2022 , RB , 5.00% , 07/01/27 ...... 285 291,120
State of Florida Department of Transportation
Turnpike System
Series 2016B , RB , 2.63% , 07/01/27 ..... 795 792,454
Series 2019A , RB , 5.00% , 07/01/27 ..... 340 347,146
Series 2021C , RB , 5.00% , 07/01/27 ..... 160 163,363
Series 2022A , RB , 5.00% , 07/01/27 ..... 25 25,525
Series 2017A , RB , 5.00% , 07/01/29 ..... 215 219,394
State of Florida Lottery
Series 2016A , RB , 5.00% , 07/01/27 ..... 788 789,252
Series 2016B , RB , 5.00% , 07/01/27 ..... 485 485,771
Series 2017A , RB , 5.00% , 07/01/27 ..... 683 697,542
Tampa Bay Water, Series 2016C, RB,
5.00%, 10/01/27 ................. 140 143,630
Volusia County School Board, Series 2021A,
COP, 5.00%, 08/01/27 ............. 25 25,487
33,757,766
Georgia — 1.7%
Athens-Clarke County Unified Government,
Series 2020, GO, 5.00%, 12/01/27 ...... 70 72,177
City of Atlanta, Series 2022A-1, GO,
5.00%, 12/01/27 ................. 215 221,318
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/27 ..... 305 311,411
Series 2022A , RB , 5.00% , 07/01/27 ..... 140 142,955
City of Atlanta Water & Wastewater
Series 2018C , RB , 5.00% , 11/01/27 ..... 100 102,896
Series 2026 , RB , 5.00% , 11/01/27 ...... 210 216,081
Series 2004 , RB , 5.75% , 11/01/27 ...... 100 103,983
Series 2018C , RB , 5.00% , 11/01/28 ..... 300 308,466
Series 2017A , RB , 5.00% , 11/01/29 ..... 280 287,729
Columbia County School District, Series 2020,
GO, 4.00%, 04/01/27 (SAW) ......... 305 307,789
County of Columbia, Series 2017, GO,
5.00%, 01/01/27 ................. 45 45,443
County of DeKalb, Series 2016, GO,
5.00%, 12/01/27 ................. 70 70,523
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/27 ...... 1,015 1,036,611
Series 2022 , RB , 5.00% , 07/01/27 ...... 170 173,620
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/27 .......... 855 871,894
Gwinnett County School District, Series 2022B,
GO, 5.00%, 08/01/27 .............. 150 153,560
Gwinnett County Water & Sewerage Authority
Series 2019 , RB , 5.00% , 08/01/27 ...... 255 260,799
Series 2020 , RB , 5.00% , 08/01/27 ...... 500 511,370
Henry County School District, Series 2021, GO,
4.00%, 08/01/27 (SAW) ............ 225 227,990
Main Street Natural Gas, Inc., Series 2024B, RB,
5.00%, 03/01/27 ................. 285 287,998
Metropolitan Atlanta Rapid Transit Authority
Series 2017D , RB , 4.00% , 07/01/27 ..... 815 825,722
Series 2023B , RB , 5.00% , 07/01/27 ..... 115 117,542
Series 2026A , RB , 5.00% , 07/01/27 ..... 25 25,553
Municipal Electric Authority of Georgia
Series 2020A , RB , 5.00% , 01/01/27 ..... 145 146,350
Series 2024A , RB , 5.00% , 01/01/27 ..... 145 146,350
Series 2020A , RB , 5.00% , 11/01/27 ..... 875 899,479
Security
Par (000)
Par (000) Value
Georgia (continued)
Richmond County Hospital Authority, Series
2016, RB, 5.00%, 01/01/27 .......... USD 150 $ 150,221
State of Georgia
Series 2023C , GO , 4.00% , 01/01/27 ..... 115 115,665
Series 2016F , GO , 5.00% , 01/01/27 ..... 290 292,855
Series 2017A-1 , GO , 5.00% , 02/01/27 .... 485 490,762
Series 2016F , GO , 5.00% , 07/01/27 ..... 480 484,728
Series 2018A , GO , 5.00% , 07/01/27 ..... 200 204,368
Series 2020A , GO , 5.00% , 08/01/27 ..... 615 629,663
Series 2016E , GO , 5.00% , 12/01/27 ..... 700 705,459
Series 2017A-2 , GO , 5.00% , 02/01/28 .... 320 323,772
Series 2017A , GO , 5.00% , 02/01/29 ..... 175 176,993
11,450,095
Hawaii — 1.3%
City & County Honolulu Wastewater System,
Series B, RB, 5.00%, 07/01/27 ........ 510 510,873
City & County of Honolulu
Series 2020C , GO , 4.00% , 07/01/27 ..... 410 415,142
Series 2020F , GO , 5.00% , 07/01/27 ..... 360 367,734
Series 2021B , GO , 5.00% , 07/01/27 ..... 60 61,289
Series 2024A , GO , 5.00% , 07/01/27 ..... 130 132,793
Series 2025E , GO , 5.00% , 07/01/27 ..... 540 551,601
Series 2025G , GO , 5.00% , 07/01/27 ..... 45 45,967
Series 2019C , GO , 4.00% , 08/01/27 ..... 545 552,467
Series 2019D , GO , 5.00% , 08/01/27 ..... 25 25,586
Series 2018A , GO , 5.00% , 09/01/27 ..... 175 179,435
Series A , GO , 5.00% , 09/01/27 ........ 180 184,561
Series D , GO , 5.00% , 09/01/27 ........ 560 574,191
Series A , GO , 5.00% , 10/01/27 ........ 25 25,681
Series C , GO , 5.00% , 10/01/27 ........ 125 128,403
Series 2022A , GO , 5.00% , 11/01/27 ..... 670 689,501
County of Hawaii
Series 2025 , GO , 5.00% , 09/01/27 ...... 500 512,617
Series C , GO , 5.00% , 09/01/27 ........ 160 160,260
County of Maui, Series 2021, GO,
5.00%, 03/01/27 ................. 280 283,820
State of Hawaii
Series 2018FT , GO , 5.00% , 01/01/27 .... 25 25,245
Series 2016FB , GO , 5.00% , 04/01/27 .... 210 211,046
Series FK , GO , 5.00% , 05/01/27 ....... 100 101,777
Series FE , GO , 5.00% , 10/01/27 ....... 470 471,759
Series FG , GO , 5.00% , 10/01/27 ....... 555 557,077
Series FH , GO , 5.00% , 10/01/27 ....... 520 521,946
Series FN , GO , 5.00% , 10/01/27 ....... 240 246,615
Series FK , GO , 5.00% , 05/01/28 ....... 330 335,559
State of Hawaii Airports System, Series 2018B,
RB, 5.00%, 07/01/27 .............. 240 244,783
University of Hawaii
Series 2017B , RB , 3.00% , 10/01/27 ..... 170 169,953
Series 2020B , RB , 5.00% , 10/01/27 ..... 140 143,680
8,431,361
Idaho — 0.3%
Idaho Housing & Finance Association
Series 2017A , RB , 5.00% , 07/15/27 ..... 1,090 1,114,719
Series 2023A , RB , 5.00% , 08/15/27 ..... 160 163,942
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/27 .............. 635 647,599
1,926,260

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois — 5.2%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/27 (BAM) ..... USD 325 $ 328,119
Chicago O'Hare International Airport
Series 2020B , RB , 5.00% , 01/01/27 ..... 610 615,653
Series 2024D , RB , 5.00% , 01/01/27 ..... 180 181,668
Series 2024F , RB , 5.00% , 01/01/27 ..... 1,070 1,079,917
Series C , RB , 5.00% , 01/01/27 ......... 325 328,012
Series D , RB , 5.00% , 01/01/27 ......... 20 20,185
Series F , RB , 5.25% , 01/01/27 ......... 205 207,108
Series A , RB , 5.00% , 01/01/28 ......... 505 509,487
Series D , RB , 5.25% , 01/01/28 ......... 345 348,415
Series E , RB , 5.25% , 01/01/28 ......... 30 30,297
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/27 ...... 225 228,517
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/27 . 600 615,888
City of Chicago Wastewater Transmission,
Series 1998A, RB, 0.00%, 01/01/27
(NPFGC)
(b)
.................... 50 49,311
City of Chicago Waterworks
Series 2004 , RB , 5.00% , 11/01/27 ...... 530 532,867
Series 2017 , RB , 5.00% , 11/01/27 ...... 695 712,463
Series 2024A , RB , 5.00% , 11/01/27 ..... 160 164,020
Series 2017 , RB , 5.00% , 11/01/28 ...... 120 123,066
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/27 (BAM) ............ 530 536,396
County of Cook
Series 2021B , GO , 4.00% , 11/15/27 ..... 505 512,576
Series 2018 , RB , 5.00% , 11/15/27 ...... 190 195,228
Series 2021A , GO , 5.00% , 11/15/27 ..... 280 287,704
Series 2022A , GO , 5.00% , 11/15/27 ..... 260 267,154
Series 2024 , RB , 5.00% , 11/15/27 ...... 165 169,540
Du Page Cook & Will Counties Community
College District No. 502, Series 2019, GO,
3.00%, 01/01/29 ................. 600 598,432
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/27 .......... 350 358,829
Illinois Finance Authority
Series 2017 , RB , 5.00% , 01/01/27 ...... 595 600,637
Series 2020 , RB , 5.00% , 01/01/27 ...... 285 287,700
Series 2017 , RB , 5.00% , 07/01/27 ...... 580 585,355
Series 2020 , RB , 5.00% , 07/01/27 ...... 645 658,557
Series 2015 , RB , 3.00% , 12/01/27 ...... 325 323,908
Series 2017 , RB , 5.00% , 07/01/29 ...... 915 922,878
Illinois State Toll Highway Authority
Series 2016B , RB , 5.00% , 01/01/27 ..... 160 160,270
Series 2018A , RB , 5.00% , 01/01/27 ..... 1,205 1,216,267
Series 2019B , RB , 5.00% , 01/01/27 ..... 1,380 1,392,903
Series 2019C , RB , 5.00% , 01/01/27 ..... 580 585,423
Lake County School District No. 112 North
Shore, Series 2019, GO, 5.00%, 06/01/27 . 130 132,351
Metropolitan Water Reclamation District of
Greater Chicago
Series 2021A , GO , 5.00% , 12/01/27 ..... 55 56,623
Series 2021C , GO , 5.00% , 12/01/27 ..... 155 159,575
Series 2024A , GO , 5.00% , 12/01/27 ..... 405 416,955
Series A , GO , 5.00% , 12/01/27 ........ 685 689,890
Series B , GO , 5.00% , 12/01/27 ........ 475 478,391
Series D , GO , 5.00% , 12/01/27 ........ 40 40,286
Northern Illinois Municipal Power Agency, Series
2016A, RB, 5.00%, 12/01/27 ......... 450 452,809
Regional Transportation Authority
Series 2018B , RB , 5.00% , 06/01/27 ..... 30 30,510
Series 2017A , RB , 5.00% , 07/01/27 ..... 280 285,244
Series 2017A , RB , 5.00% , 07/01/28 ..... 150 152,657
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2017A , RB , 5.00% , 07/01/29 ..... USD 185 $ 188,447
Sales Tax Securitization Corp.
Series 2017A , RB , 5.00% , 01/01/27 ..... 495 499,322
Series 2018C , RB , 5.00% , 01/01/27 ..... 520 524,541
Series 2020A , RB , 5.00% , 01/01/27 ..... 1,630 1,644,234
State of Illinois
Series 2016 , GO , 5.00% , 02/01/27 ...... 1,095 1,106,272
Series 2021A , GO , 5.00% , 03/01/27 ..... 925 936,095
Series 2021B , GO , 5.00% , 03/01/27 ..... 265 268,178
Series 2022A , GO , 5.00% , 03/01/27 ..... 375 379,498
Series 2022B , GO , 5.00% , 03/01/27 ..... 635 642,616
Series 2023C , GO , 5.00% , 05/01/27 ..... 725 736,113
Series 2024B , GO , 5.00% , 05/01/27 ..... 970 984,869
Series 2016 , GO , 5.00% , 06/01/27 ...... 220 220,323
Series 2023D , GO , 5.00% , 07/01/27 ..... 540 550,073
Series 2019B , GO , 5.00% , 09/01/27 ..... 785 802,132
Series 2018A , GO , 5.00% , 10/01/27 ..... 845 864,899
Series 2018B , GO , 5.00% , 10/01/27 ..... 325 332,653
Series 2017D , GO , 5.00% , 11/01/27 ..... 1,785 1,830,309
Series 2021A , GO , 5.00% , 12/01/27 ..... 405 415,822
Series 2017D , GO , 5.00% , 11/01/28 ..... 1,010 1,034,426
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/27 ..... 235 237,457
Series 2018A , RB , 5.00% , 06/15/27 ( BAM ) 300 305,971
Series 2021C , RB , 5.00% , 06/15/27 ..... 435 443,282
Series 2025A , RB , 5.00% , 06/15/27 ..... 80 81,523
Series 2026B , RB , 5.00% , 06/15/27 ..... 205 208,903
Series 2002-1 , RB , 6.00% , 06/15/27
( NPFGC ) ..................... 380 390,796
34,258,795
Indiana — 1.2%
City of Indianapolis Department of Public
Utilities Gas Utility, Series 2017A, RB,
5.00%, 08/15/27 ................. 455 465,871
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/27 ................. 350 359,354
Indiana Finance Authority
Series 2018A , RB , 5.00% , 02/01/27 ..... 325 328,893
Series 2019A , RB , 5.00% , 02/01/27 ..... 565 571,768
Series 2019E , RB , 5.00% , 02/01/27 ..... 140 141,677
Series 2021B , RB , 5.00% , 02/01/27 ..... 400 404,792
Series 2025C , RB , 5.00% , 02/01/27 ..... 100 101,198
Series E , RB , 5.00% , 02/01/27 ......... 185 185,321
Series 2016C , RB , 5.00% , 06/01/27 ..... 865 871,462
Series 2017A , RB , 5.00% , 06/01/27 ..... 20 20,379
Series 2021-1 , RB , 5.00% , 10/01/27 ..... 1,355 1,391,401
Series 2021-2 , RB , 5.00% , 10/01/27 ..... 330 338,865
Series 2023A , RB , 5.00% , 10/01/27 ..... 75 77,015
Indiana Municipal Power Agency, Series 2025A,
RB, 5.00%, 01/01/27 .............. 750 756,333
Indiana University
Series Z-1 , RB , 4.00% , 08/01/27 ....... 530 537,152
Series Y , RB , 5.00% , 08/01/29 ......... 230 234,770
Indianapolis Local Public Improvement Bond
Bank
Series 2017C , RB , 5.00% , 01/01/27 ..... 235 237,137
Series 2019F , RB , 5.00% , 01/01/27 ..... 20 20,184
Series 2017A , RB , 5.00% , 01/15/27 ..... 25 25,249
Series 2025C , RB , 5.00% , 01/15/27 ..... 115 116,158
Series 1999E , RB , 0.00% , 02/01/27
( AMBAC )
(b)
.................... 30 29,515
Series 2019A , RB , 5.00% , 02/01/27 ..... 250 252,746
Series 2024E , RB , 5.00% , 02/01/27 ..... 180 181,977

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Series 2021A , RB , 5.00% , 06/01/27 ..... USD 155 $ 157,842
Series 2017A , RB , 5.00% , 01/15/29 ..... 375 378,565
Purdue University, Series 2023A, RB,
5.00%, 07/01/27 ................. 20 20,426
8,206,050
Iowa — 0.5%
City of Des Moines
Series 2019A , GO , 5.00% , 06/01/27 ..... 180 183,330
Series 2020A , GO , 5.00% , 06/01/27 ..... 200 203,700
Series 2020D , GO , 5.00% , 06/01/27 ..... 210 213,885
Series 2023A , GO , 6.00% , 06/01/27 ..... 520 533,845
County of Polk, Series 2019, GO,
4.00%, 06/01/27 ................. 200 200,162
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/27 ...... 340 348,073
Series 2021A , RB , 5.00% , 08/01/27 ..... 205 209,867
State of Iowa
Series 2016A , RB , 5.00% , 06/01/27 ..... 230 230,418
Series 2016 , RB , 5.00% , 06/15/27 ...... 750 751,364
State of Iowa Board of Regents
Series 2016 , RB , 5.00% , 09/01/27 ...... 25 25,588
Series 2021A , RB , 5.00% , 09/01/27 ..... 470 481,046
Series S U I 2022C , RB , 5.00% , 09/01/27 . 35 35,823
3,417,101
Kansas — 0.4%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/27 ................. 370 379,564
Kansas Development Finance Authority
Series 2021A , RB , 5.00% , 05/01/27 ..... 235 239,002
Series 2020P , RB , 5.00% , 06/01/27 ..... 50 50,947
Sedgwick County Unified School District No.
266 Maize
Series 2019A , GO , 4.00% , 09/01/27 ..... 130 131,641
Series 2019A , GO , 4.00% , 09/01/28 ..... 140 141,788
State of Kansas Department of Transportation
Series 2017A , RB , 5.00% , 09/01/27 ..... 200 205,088
Series 2024A , RB , 5.00% , 09/01/27 ..... 350 358,903
Series 2025A , RB , 5.00% , 09/01/27 ..... 35 35,890
Series 2018A , RB , 5.00% , 09/01/28 ..... 625 640,602
Series 2018A , RB , 5.00% , 09/01/29 ..... 145 148,410
2,331,835
Kentucky — 0.8%
Kentucky Public Energy Authority, Series 2019C,
RB, VRDN, 4.00%, 02/01/28
(a)
........ 815 821,007
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 04/01/27 ......... 725 735,872
Series B , RB , 5.00% , 05/01/27 ......... 200 203,376
Series A , RB , 5.00% , 09/01/27 ......... 495 507,059
RB , 5.00% , 10/01/27 ............... 70 71,929
Series A , RB , 5.00% , 10/01/27 ......... 100 102,617
Series 2024A , RB , 5.00% , 11/01/27 ..... 105 107,937
Series 2024B , RB , 5.00% , 11/01/27 ..... 820 842,940
Series B , RB , 5.00% , 11/01/27 ( SAP ) .... 1,225 1,231,627
RB , 5.00% , 04/01/28 ............... 100 101,467
Kentucky Turnpike Authority
Series B , RB , 4.00% , 07/01/27 ......... 20 20,232
Series B , RB , 5.00% , 07/01/27 ......... 420 428,637
Louisville & Jefferson County Metropolitan
Government
Series 2022A , GO , 5.00% , 04/01/27 ..... 150 152,366
Security
Par (000)
Par (000) Value
Kentucky (continued)
Series 2024A , GO , 5.00% , 12/01/27 ..... USD 25 $ 25,784
5,352,850
Louisiana — 0.9%
City of New Orleans
Series 2022 , GO , 5.00% , 12/01/27 ...... 45 45,989
Series 2024A , GO , 5.00% , 12/01/27 ..... 300 306,596
East Baton Rouge Sewerage Commission,
Series 2019A, RB, 5.00%, 02/01/27 ..... 30 30,352
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/27 ..... 615 623,351
Series 2021A , GO , 5.00% , 03/01/27 ..... 300 304,074
Series 2017A , GO , 5.00% , 04/01/27 ..... 325 330,045
Series 2016B , GO , 5.00% , 08/01/27 ..... 420 420,000
Series 2016A , GO , 5.00% , 09/01/27 ..... 240 240,428
Series 2019A , RB , 5.00% , 09/01/27 ..... 560 574,125
Series 2021 , RB , 5.00% , 09/01/27 ...... 835 856,061
Series 2023 , RB , 5.00% , 09/01/27 ...... 180 184,540
Series 2017B , GO , 5.00% , 10/01/27 ..... 570 585,445
Series 2024C , GO , 5.00% , 12/01/27 ..... 500 515,421
Series 2017A , GO , 5.00% , 04/01/28 ..... 220 223,299
State of Louisiana Gasoline & Fuels Tax
Series 2024A , RB , 5.00% , 05/01/27 ..... 35 35,612
Series B , RB , 5.00% , 05/01/27 ......... 310 315,417
5,590,755
Maine — 0.8%
Maine Governmental Facilities Authority
Series 2018A , RB , 5.00% , 10/01/27 ..... 100 102,513
Series 2025A , RB , 5.00% , 10/01/27 ..... 230 235,779
Series A , RB , 5.00% , 10/01/27 ......... 100 100,333
Maine Municipal Bond Bank
Series 2018A , RB , 5.00% , 09/01/27 ..... 450 450,759
Series 2020A , RB , 5.00% , 09/01/27 ..... 445 455,698
Series 2017A , RB , 5.00% , 11/01/27 ..... 295 296,677
Series 2018A , RB , 5.00% , 11/01/27 ..... 140 144,108
Series 2018B , RB , 5.00% , 11/01/27 ..... 355 365,417
Series 2019A , RB , 5.00% , 11/01/27 ..... 135 138,961
Series C , RB , 5.00% , 11/01/27 ......... 540 555,845
Maine State Housing Authority
Series 2019A , RB , 2.70% , 11/15/27 ..... 260 257,676
Series 2022F , RB , 3.40% , 11/15/27 ...... 125 125,734
Maine Turnpike Authority
Series 2020 , RB , 5.00% , 07/01/27 ...... 45 45,970
Series 2022 , RB , 5.00% , 07/01/27 ...... 225 229,852
Series 2025 , RB , 5.00% , 07/01/27 ...... 160 163,450
State of Maine
Series 2018D , GO , 5.00% , 06/01/27 ..... 710 723,911
Series 2019B , GO , 5.00% , 06/01/27 ..... 230 234,506
Series 2021B , GO , 5.00% , 06/01/27 ..... 265 270,192
Series 2022B , GO , 5.00% , 06/01/27 ..... 105 107,057
5,004,438
Maryland — 2.6%
City of Baltimore, Series 2017A, GO,
5.00%, 10/15/27 ................. 120 123,413
County of Anne Arundel
Series 2021 , GO , 5.00% , 04/01/27 ...... 280 284,530
Series 2022 , GO , 5.00% , 04/01/27 ...... 200 203,236
Series 2017 , GO , 3.00% , 10/01/27 ...... 100 100,016
Series 2020 , GO , 5.00% , 10/01/27 ...... 260 267,344
Series 2021 , GO , 5.00% , 10/01/27 ...... 175 179,943
Series 2018 , GO , 5.00% , 10/01/28 ...... 315 323,346
County of Baltimore
COP , 5.00% , 03/01/27 .............. 350 354,548

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2017 , GO , 5.00% , 03/01/27 ...... USD 80 $ 81,081
Series 2019 , GO , 5.00% , 03/01/27 ...... 315 319,257
Series 2020 , GO , 5.00% , 08/01/27 ...... 430 439,992
County of Charles, Series 2019, GO,
5.00%, 10/01/27 ................. 200 205,510
County of Howard
Series 2017A , GO , 5.00% , 02/15/27 ..... 190 192,423
Series 2017C , GO , 5.00% , 02/15/27 ..... 120 121,530
Series 2017E , GO , 5.00% , 02/15/27 ..... 650 658,289
Series 2017B , GO , 5.00% , 02/15/28 ..... 460 465,592
Series 2017B , GO , 5.00% , 02/15/30 ..... 160 161,831
County of Montgomery
Series 2021A , GO , 5.00% , 08/01/27 ..... 310 317,419
Series 2024A , GO , 5.00% , 08/01/27 ..... 120 122,872
Series 2017C , GO , 5.00% , 10/01/27 ..... 150 154,167
Series 2017D , GO , 4.00% , 11/01/27 ..... 115 117,017
Series 2020B , GO , 4.00% , 11/01/27 ..... 520 529,120
Series 2017A , GO , 5.00% , 11/01/27 ..... 300 308,911
Series 2019A , GO , 5.00% , 11/01/27 ..... 100 102,970
Series 2024B , GO , 5.00% , 12/01/27 ..... 180 185,693
Series 2017C , GO , 5.00% , 10/01/28 ..... 155 159,197
Series 2017D , GO , 4.00% , 11/01/28 ..... 165 167,248
County of Prince George's
Series 2018A , GO , 5.00% , 07/15/27 ..... 560 572,854
Series 2019A , GO , 5.00% , 07/15/27 ..... 540 552,395
Series 2017A , GO , 3.00% , 09/15/27 ..... 50 50,058
Series 2020B , GO , 5.00% , 09/15/27 ..... 525 539,105
Maryland Health & Higher Educational Facilities
Authority, Series 2025A, RB, 5.00%, 07/01/27 500 510,100
Maryland Stadium Authority, Series 2021, RB,
5.00%, 06/01/27 ................. 320 326,058
State of Maryland
Series 2017 , GO , 5.00% , 03/15/27 ...... 410 416,243
Series 2018A , GO , 5.00% , 03/15/27 ..... 60 60,914
Series 2022A , GO , 5.00% , 06/01/27 ..... 75 76,532
Series 2017A , GO , 5.00% , 08/01/27 ..... 560 573,741
Series 2018-2B , GO , 5.00% , 08/01/27 .... 190 194,662
Series 2020-2B , GO , 5.00% , 08/01/27 .... 970 993,802
Series 2021A , GO , 5.00% , 08/01/27 ..... 40 40,982
Series 2A , GO , 5.00% , 08/01/27 ....... 305 312,484
Series 2017 , GO , 5.00% , 03/15/28 ...... 570 578,197
Series 2017A , GO , 5.00% , 08/01/28 ..... 150 153,432
Series 2017A , GO , 5.00% , 08/01/29 ..... 480 490,426
State of Maryland Department of Transportation
Series 2016 , RB , 4.00% , 09/01/27 ...... 85 86,274
Series 2017 , RB , 5.00% , 09/01/27 ...... 480 492,262
Series 2018 , RB , 5.00% , 10/01/27 ...... 300 301,123
Series 2019 , RB , 5.00% , 10/01/27 ...... 475 488,036
Series 2021A , RB , 5.00% , 10/01/27 ..... 725 744,897
Series 2018 , RB , 5.00% , 12/01/27 ...... 110 110,803
Series 2021B , RB , 5.00% , 12/01/27 ..... 250 257,810
Series 2022A , RB , 5.00% , 12/01/27 ..... 165 170,155
Series 2017 , RB , 5.00% , 09/01/28 ...... 345 353,493
Series 2019 , RB , 5.00% , 10/01/28 ...... 205 210,379
Washington Suburban Sanitary Commission
Series 2017 , RB , 3.00% , 06/01/27 ( GTD ) .. 345 345,500
Series 2019 , RB , 5.00% , 06/01/27 ( GTD ) .. 225 229,407
Series 2026 , RB , 5.00% , 06/01/27 ( GTD ) .. 25 25,490
Series 2017 , RB , 5.00% , 06/15/28 ( GTD ) .. 115 117,327
17,021,436
Massachusetts — 2.0%
City of Boston
Series 2015A , GO , 3.00% , 04/01/27 ..... 2,115 2,115,145
Series 2017A , GO , 5.00% , 04/01/27 ..... 525 533,320
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2018A , GO , 5.00% , 05/01/27 ..... USD 95 $ 96,695
Series 2020A , GO , 5.00% , 11/01/27 ..... 115 118,402
City of Waltham, GO, 5.00%, 10/15/27 ..... 100 102,964
Commonwealth of Massachusetts
Series 2019A , GO , 5.00% , 01/01/27 ..... 465 469,559
Series 2019C , GO , 5.00% , 05/01/27 ..... 455 463,086
Series 2019F , GO , 5.00% , 05/01/27 ..... 145 147,577
Series 2016B , GO , 5.00% , 07/01/27 ..... 315 321,850
Series 2017D , GO , 5.00% , 07/01/27 ..... 880 899,137
Series 2020D , GO , 5.00% , 07/01/27 ..... 610 623,266
Series 2018C , GO , 5.00% , 09/01/27 ..... 855 876,934
Series 2018E , GO , 5.00% , 09/01/27 ..... 55 56,411
Series 2019G , GO , 5.00% , 09/01/27 ..... 550 564,110
Series 2017E , GO , 5.00% , 11/01/27 ..... 710 730,922
Series 2020E , GO , 5.00% , 11/01/27 ..... 105 108,094
Commonwealth of Massachusetts Transportation
Fund
Series 2016A , RB , 5.00% , 06/01/27 ..... 80 80,139
Series 2017A , RB , 5.00% , 06/01/27 ..... 25 25,492
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/27 ..... 700 715,414
Series 2017A-2 , RB , 5.00% , 07/01/28 .... 155 158,339
Massachusetts Clean Water Trust (The)
Series 2025 , RB , 5.00% , 02/01/27 ...... 285 288,456
Series 23B , RB , 5.00% , 02/01/27 ....... 720 728,732
Series 2006 , RB , 5.25% , 08/01/27 ...... 45 46,187
Massachusetts Development Finance Agency
Series 2017 , RB , 5.00% , 04/01/27 ...... 200 203,118
Series 2016Q , RB , 5.00% , 07/01/27 ..... 440 440,511
Series 2026 , RB , 5.00% , 10/01/27
(c)
..... 500 512,213
Massachusetts Port Authority, Series 2026A, RB,
5.00%, 07/01/27 ................. 250 255,391
Massachusetts School Building Authority, Series
2025B, RB, 5.00%, 02/15/27 ......... 470 475,996
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/27 ..... 400 403,790
Series 2019A , RB , 5.00% , 01/01/27 ..... 260 262,463
Massachusetts Water Resources Authority
Series 2026D , RB , 5.00% , 08/01/27 ..... 160 163,783
Series B , RB , 5.00% , 08/01/29 ......... 135 138,004
Town of Watertown, Series 2023, GO,
5.00%, 06/15/27 ................. 20 20,445
University of Massachusetts Building Authority
Series 2020-1 , RB , 5.00% , 11/01/27 ..... 180 185,058
Series 2021-1 , RB , 5.00% , 11/01/27 ..... 110 113,091
13,444,094
Michigan — 2.1%
Chippewa Valley Schools, Series 2023, GO,
5.00%, 05/01/27 (Q-SBLF) .......... 270 274,674
Great Lakes Water Authority Water Supply
System
Series 2018A , RB , 5.00% , 07/01/27 ..... 310 315,750
Series 2025A , RB , 5.00% , 07/01/27 ..... 150 153,218
Series 2026A , RB , 5.00% , 07/01/27 ..... 120 122,575
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/27 (BAM) ............. 220 225,849
Lansing Board of Water & Light, Series 2026B,
RB, 5.00%, 07/01/27 .............. 1,500 1,530,546
Michigan Finance Authority
Series 2016 , RB , 5.00% , 11/15/27 ...... 1,000 1,004,994
Series 2017A-MI , RB , 5.00% , 12/01/27 ... 1,515 1,556,917
Series 2017MI , RB , 5.00% , 12/01/27 .... 380 386,376

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2017MI , RB , 5.00% , 12/01/28 .... USD 305 $ 310,411
Michigan State Building Authority
Series 2016I , RB , 5.00% , 04/15/27 ...... 440 441,940
Series 2019I , RB , 5.00% , 04/15/27 ...... 70 71,145
Series 2020I , RB , 5.00% , 10/15/27 ...... 800 822,280
Series 2023II , RB , 5.00% , 10/15/27 ..... 200 205,570
Michigan State Housing Development Authority
Series 2023A , RB , 3.75% , 04/01/27 ..... 230 230,001
Series 2023A , RB , 3.05% , 06/01/27 ..... 120 120,027
Series B , RB , 2.60% , 12/01/27 ......... 100 99,034
Michigan State University, Series 2023A, RB,
5.00%, 02/15/27 ................. 375 379,704
Plymouth-Canton Community School District,
Series 2026, GO, 5.00%, 05/01/27 ...... 1,000 1,017,460
State of Michigan
Series 2016 , RB , 5.00% , 03/15/27 ...... 2,855 2,895,301
Series 2017A , GO , 5.00% , 05/01/27 ..... 410 417,287
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/27 ..... 815 839,217
Series 2021B , RB , 5.00% , 11/15/27 ..... 85 87,526
University of Michigan, Series 2020A, RB,
5.00%, 04/01/27 ................. 415 421,443
Wayne County Airport Authority
Series 2023C , RB , 5.00% , 12/01/27 ..... 125 128,756
Series 2025H , RB , 5.00% , 12/01/27 ..... 35 36,005
14,094,006
Minnesota — 2.0%
City of Minneapolis
Series 2017A , RB , 5.00% , 11/15/27 ..... 960 973,837
Series 2022 , GO , 5.00% , 12/01/27 ...... 170 175,374
Series 2024 , GO , 5.00% , 12/01/27 ...... 30 30,948
Series 2017A , RB , 5.00% , 11/15/28 ..... 295 299,160
County of Hennepin
Series 2018A , GO , 5.00% , 12/01/27 ..... 470 484,733
Series 2018A , GO , 5.00% , 12/01/28 ..... 200 206,029
Metropolitan Council
Series 2018D , GO , 3.00% , 03/01/27 ..... 200 200,013
Series 2019A , GO , 4.00% , 03/01/27 ..... 350 350,214
Series 2017C , GO , 5.00% , 03/01/27 ..... 165 167,277
Series 2018C , GO , 5.00% , 03/01/27 ..... 245 248,381
Series 2020E , GO , 5.00% , 12/01/27 ..... 250 257,837
Minneapolis-St. Paul Metropolitan Airports
Commission
Series 2022A , RB , 5.00% , 01/01/27 ..... 125 126,174
Series 2023A , RB , 5.00% , 01/01/27 ..... 255 257,395
Series A , RB , 5.00% , 01/01/27 ......... 545 550,276
Series 2016C , RB , 5.00% , 01/01/28 ..... 185 186,636
Minnesota Municipal Gas Agency, Series 2022A,
RB, VRDN, (Royal Bank of Canada LIQ),
4.00%, 12/01/27
(a)
................ 960 970,408
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016A , RB , 5.00% , 03/01/27 ..... 635 636,103
Series 2023A , RB , 5.00% , 03/01/27 ..... 1,015 1,028,724
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/27 ..... 390 395,318
Series 2016D , GO , 5.00% , 08/01/27 ..... 265 265,308
Series 2019A , GO , 5.00% , 08/01/27 ..... 585 598,774
Series 2019B , GO , 5.00% , 08/01/27 ..... 620 634,598
Series 2020A , GO , 5.00% , 08/01/27 ..... 645 660,186
Series 2023D , GO , 5.00% , 08/01/27 ..... 100 102,354
Series 2025A , GO , 5.00% , 08/01/27 ..... 35 35,824
Series 2021A , GO , 5.00% , 09/01/27 ..... 1,300 1,333,070
Series 2017D , GO , 5.00% , 10/01/27 ..... 425 436,615
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2017E , GO , 5.00% , 10/01/27 ..... USD 100 $ 102,733
Series 2017A , GO , 5.00% , 10/01/28 ..... 460 472,389
Series 2017B , GO , 5.00% , 10/01/28 ..... 100 102,693
Series 2017D , GO , 5.00% , 10/01/28 ..... 210 215,656
University of Minnesota
Series 2021A , RB , 5.00% , 08/01/27 ..... 25 25,584
Series 2017A , RB , 5.00% , 09/01/27 ..... 275 281,936
Series 2017B , RB , 5.00% , 12/01/27 ..... 460 474,188
Series 2017B , RB , 5.00% , 12/01/28 ..... 185 190,487
13,477,232
Mississippi — 0.4%
State of Mississippi
Series 2020B , GO , 5.00% , 09/01/27 ..... 185 189,646
Series 2017A , GO , 5.00% , 10/01/27 ..... 175 179,722
Series 2016B , GO , 5.00% , 12/01/27 ..... 180 181,344
Series 2017A , GO , 5.00% , 10/01/28 ..... 655 672,742
Series 2017A , GO , 5.00% , 10/01/32 ..... 485 498,086
Series 2017A , GO , 5.00% , 10/01/34 ..... 1,000 1,026,981
2,748,521
Missouri — 0.9%
Health & Educational Facilities Authority of
the State of Missouri, Series 2025B, RB,
5.00%, 11/15/27 ................. 335 343,371
Metropolitan St. Louis Sewer District
Series 2017A , RB , 5.00% , 05/01/27 ..... 150 152,652
Series 2020B , RB , 5.00% , 05/01/27 ..... 355 361,277
Series 2022A , RB , 5.00% , 05/01/27 ..... 845 859,942
Series 2017A , RB , 5.00% , 05/01/28 ..... 395 401,648
Missouri Joint Municipal Electric Utility
Commission
Series 2024 , RB , 5.00% , 01/01/27 ...... 1,405 1,416,691
Series 2017 , RB , 5.00% , 12/01/27 ...... 265 272,262
Series 2025 , RB , 5.00% , 12/01/27 ...... 480 493,154
Missouri State Board of Public Buildings
Series 2018A , RB , 5.00% , 04/01/27 ..... 345 345,587
Series 2020B , RB , 5.00% , 10/01/27 ..... 1,200 1,233,073
Missouri State Environmental Improvement &
Energy Resources Authority, Series 2015B,
RB, 5.00%, 01/01/27 .............. 345 345,361
6,225,018
Montana — 0.0%
State of Montana, Series 2020C, GO,
5.00%, 08/01/27 ................. 235 239,997
Nebraska — 0.7%
City of Lincoln Electric System
Series 2016 , RB , 5.00% , 09/01/27 ...... 465 471,157
Series 2020A , RB , 5.00% , 09/01/27 ..... 555 569,106
City of Omaha
Series 2004 , GO , 5.25% , 04/01/27 ...... 50 50,870
Series 2021 , GO , 5.00% , 04/15/27 ...... 210 213,507
Series 2024 , GO , 5.00% , 04/15/27 ...... 165 167,755
Series B , GO , 5.00% , 04/15/27 ........ 275 279,592
Nebraska Public Power District
Series 2021A , RB , 5.00% , 01/01/27 ..... 125 126,200
Series 2026B , RB , 5.00% , 01/01/27 ..... 250 252,399
Series B , RB , 5.00% , 01/01/27 ......... 170 171,632
Series B , RB , 5.00% , 01/01/28 ......... 70 70,633
Omaha Public Power District
Series 2018A , RB , 5.00% , 02/01/27 ..... 565 571,428
Series 2025C , RB , 5.00% , 02/01/27 ..... 215 217,446
Series 2017A , RB , 5.00% , 02/01/30 ..... 165 169,448

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nebraska (continued)
Omaha Public Power District Nebraska
City Station Unit 2, Series 2026A, RB,
5.00%, 02/01/27 ................. USD 380 $ 384,304
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/27 .............. 225 227,148
University of Nebraska Facilities Corp. (The),
Series 2017A, RB, 5.00%, 07/15/27 ..... 525 536,408
4,479,033
Nevada — 1.9%
Clark County School District
Series 2016B , GO , 5.00% , 06/15/27 ..... 825 831,664
Series 2017A , GO , 5.00% , 06/15/27 ..... 215 219,151
Series 2018A , GO , 5.00% , 06/15/27 ..... 200 203,862
Series 2019B , GO , 5.00% , 06/15/27 ( AGM ) 205 209,012
Series 2021B , GO , 5.00% , 06/15/27 ..... 65 66,255
Series 2023A , GO , 5.00% , 06/15/27 ..... 190 193,669
Series 2024B , GO , 5.00% , 06/15/27 ..... 505 514,751
Clark County Water Reclamation District, Series
2023, GO, 5.00%, 07/01/27 .......... 85 86,903
County of Clark
Series 2017 , GO , 5.00% , 06/01/27 ...... 215 219,286
Series 2019 , GO , 5.00% , 06/01/27 ...... 130 132,591
Series 2015C , RB , 5.00% , 07/01/27 ..... 470 479,879
Series 2016 , RB , 5.00% , 07/01/27 ...... 435 444,503
Series 2016B , RB , 5.00% , 07/01/27 ..... 330 336,789
Series 2017 , RB , 5.00% , 07/01/27 ...... 455 464,361
Series 2019E , RB , 5.00% , 07/01/27 ..... 1,040 1,061,859
Series 2020C , RB , 5.00% , 07/01/27 ..... 300 306,172
Series 2024 , RB , 5.00% , 07/01/27 ...... 75 76,543
Series 2016B , GO , 5.00% , 11/01/27 ..... 650 653,516
Series 2017 , GO , 5.00% , 11/01/27 ...... 35 36,040
Series 2019 , GO , 5.00% , 11/01/27 ...... 870 895,864
Series 2018B , GO , 5.00% , 12/01/27 ..... 90 92,849
Series 2019A , GO , 5.00% , 12/01/27 ..... 185 190,856
County of Clark Department of Aviation, Series
2024A, RB, 5.00%, 07/01/27 ......... 1,105 1,128,225
County of Washoe
Series 2018 , RB , 5.00% , 02/01/27 ...... 35 35,381
Series 2019 , RB , 5.00% , 02/01/27 ...... 215 217,343
Las Vegas Convention & Visitors Authority,
Series 2023A, RB, 5.00%, 07/01/27 ..... 275 280,658
Las Vegas Valley Water District
Series 2019A , GO , 5.00% , 06/01/27 ..... 25 25,490
Series 2020A , GO , 5.00% , 06/01/27 ..... 25 25,490
Series 2020C , GO , 5.00% , 06/01/27 ..... 140 142,744
Series 2021B , GO , 5.00% , 06/01/27 ..... 140 142,744
Series 2021C , GO , 5.00% , 06/01/27 ..... 25 25,490
Series 2017A , GO , 5.00% , 02/01/29 ..... 85 85,938
State of Nevada
Series 2019A , GO , 5.00% , 05/01/27 ..... 310 315,417
Series 2020A , GO , 5.00% , 05/01/27 ..... 40 40,699
Series 2026C , GO , 5.00% , 05/01/27 ..... 355 361,203
Series 2019E , GO , 5.00% , 08/01/27 ..... 210 214,986
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/27 ...... 870 871,475
Series 2018 , RB , 5.00% , 12/01/27 ...... 120 123,765
Series 2020B , RB , 5.00% , 12/01/27 ..... 125 128,855
Washoe County School District
Series 2017B , GO , 5.00% , 04/01/27 ..... 160 162,538
Series 2015A , GO , 5.00% , 06/01/27 ..... 125 125,202
Series 2018 , GO , 5.00% , 10/01/27 ( BAM ) . 50 51,384
Series 2019B , GO , 5.00% , 10/01/27 ..... 170 174,707
12,396,109
Security
Par (000)
Par (000) Value
New Hampshire — 0.3%
City of Nashua, GO, 5.00%, 11/01/27 ...... USD 70 $ 72,027
New Hampshire Municipal Bond Bank
Series 2021B , RB , 5.00% , 02/15/27 ( ST
INTERCEPT ) .................. 55 55,672
Series 2016D , RB , 4.00% , 08/15/27 ..... 255 255,236
Series 2017B , RB , 5.00% , 08/15/27 ( ST
INTERCEPT ) .................. 105 107,478
Series 2021C , RB , 5.00% , 08/15/27 ..... 480 491,330
Series 2023B , RB , 5.00% , 08/15/27 ..... 220 225,193
New Hampshire State Turnpike System, Series
2019, RB, 5.00%, 11/01/27 .......... 335 344,455
State of New Hampshire
Series 2017B , GO , 5.00% , 12/01/27 ..... 115 118,608
Series 2020A , GO , 5.00% , 12/01/27 ..... 255 263,000
Series 2020D , GO , 5.00% , 12/01/27 ..... 215 221,745
2,154,744
New Jersey — 2.2%
County of Essex, Series 2021B, GO,
4.00%, 08/15/27 (SCH BD RES FD) ..... 120 121,739
County of Union, Series B, GO, 2.00%, 03/01/27 750 743,614
New Jersey Economic Development Authority
Series 2018A , RB , 5.00% , 06/15/27 ..... 100 102,008
Series 2018FFF , RB , 5.00% , 06/15/27 .... 580 591,646
Series 2021QQQ , RB , 5.00% , 06/15/27 ... 710 724,256
Series XX , RB , 5.25% , 06/15/27 ........ 120 120,139
Series AAA , RB , 5.50% , 06/15/27 ....... 225 227,132
Series A , RB , 4.00% , 11/01/27 ......... 1,335 1,356,950
Series 2022A , RB , 5.00% , 11/01/27 ..... 165 169,718
Series A , RB , 5.00% , 11/01/27 ......... 1,460 1,501,752
Series B , RB , 5.00% , 11/01/27 ......... 145 149,147
New Jersey Educational Facilities Authority
Series 2022A , RB , 5.00% , 03/01/27 ..... 540 547,989
Series 2017I , RB , 5.00% , 07/01/27 ...... 285 291,328
New Jersey Infrastructure Bank, Series 2017A-
R1, RB, 4.00%, 09/01/27 (GTD) ....... 150 150,152
New Jersey Transportation Trust Fund Authority
Series 2021A , RB , 5.00% , 06/15/27 ..... 2,040 2,080,962
Series 2022AA , RB , 5.00% , 06/15/27 .... 1,185 1,208,794
Series 2023AA , RB , 5.00% , 06/15/27 .... 145 147,748
New Jersey Turnpike Authority
Series 2017A , RB , 5.00% , 01/01/27 ..... 100 100,902
Series 2017E , RB , 5.00% , 01/01/27 ..... 400 403,608
Series 2005A , RB , 5.25% , 01/01/27 ..... 725 732,843
Series 2017A , RB , 5.00% , 01/01/29 ..... 210 211,859
Series 2017A , RB , 5.00% , 01/01/30 ..... 340 342,811
State of New Jersey
GO , 5.00% , 06/01/27 ............... 230 234,468
Series 2020A , GO , 5.00% , 06/01/27 ..... 2,055 2,094,924
GO , 5.00% , 06/01/28 ............... 285 290,398
14,646,887
New Mexico — 0.8%
County of Santa Fe, Series 2017, RB,
3.00%, 06/01/27 ................. 250 250,011
New Mexico Finance Authority
Series 2016C , RB , 4.00% , 06/01/27 ..... 100 100,096
Series 2017A , RB , 5.00% , 06/01/27 ..... 80 81,534
Series 2018A , RB , 5.00% , 06/01/27 ..... 315 321,042
Series 2018D , RB , 5.00% , 06/01/27 ..... 20 20,384
Series 2020B , RB , 5.00% , 06/01/27 ..... 270 275,178
Series 2021C , RB , 5.00% , 06/01/27 ..... 350 356,713
Series 2022A , RB , 5.00% , 06/01/27 ..... 30 30,575
Series 2018A , RB , 5.00% , 06/15/27 ..... 305 311,045
Series 2020C-1 , RB , 5.00% , 06/15/27 .... 35 35,703

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Mexico (continued)
Series 2024A , RB , 5.00% , 06/15/27 ..... USD 1,025 $ 1,045,581
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/27 ...... 235 238,232
Series 2025 , GO , 5.00% , 03/01/27 ...... 100 101,375
Series A , GO , 5.00% , 03/01/27 ........ 380 385,226
State of New Mexico Severance Tax Permanent
Fund
Series 2016D , RB , 5.00% , 07/01/27 ..... 20 20,431
Series 2018A , RB , 5.00% , 07/01/27 ..... 705 720,203
Series 2020A , RB , 5.00% , 07/01/27 ..... 745 761,066
Series 2022A , RB , 5.00% , 07/01/27 ..... 20 20,431
Series 2022B , RB , 5.00% , 07/01/27 ..... 310 316,685
5,391,511
New York — 7.5%
Buffalo Municipal Water Finance Authority,
Series 2026B, RB, 5.00%, 07/01/27 (BAM) . 200 204,184
City of New York
Series 2018F-1 , GO , 5.00% , 04/01/27 .... 150 152,174
Series 2008J-11 , GO , 5.00% , 08/01/27 ... 125 127,725
Series A-2 , GO , 5.00% , 08/01/27 ....... 185 189,033
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 780 797,003
Series 2023C , GO , 5.00% , 08/01/27 ..... 1,130 1,154,633
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 210 214,578
Series 2021C , GO , 5.00% , 08/01/27 ..... 560 572,208
Series C , GO , 5.00% , 08/01/27 ........ 500 505,702
Series 2021A-1 , GO , 5.00% , 08/01/27 .... 200 204,360
Series 2019E , GO , 5.00% , 08/01/27 ..... 255 260,559
Series 2018A , GO , 5.00% , 08/01/27 ..... 1,320 1,348,775
Series 2018-1 , GO , 5.00% , 08/01/27 ..... 575 587,534
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/27 ................ 90 90,154
Series 2020C-1 , GO , 5.00% , 08/01/27 ... 330 337,194
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/27 ................ 150 153,532
Series 2021B-1 , GO , 5.00% , 11/01/27 .... 440 451,895
Series 2018A , GO , 5.00% , 08/01/28 ..... 495 505,415
Series C , GO , 5.00% , 08/01/28 ........ 805 813,400
Series 2018-1 , GO , 5.00% , 08/01/29 ..... 300 305,801
City of Yonkers, Series 2026D, GO,
5.00%, 08/01/27 ................. 750 766,684
County of Nassau, Series 2018B, GO,
5.00%, 07/01/27 ................. 400 409,425
County of Suffolk, Series 2017B, GO,
3.00%, 08/01/27 ................. 125 125,023
Empire State Development Corp.
Series 2017A , RB , 5.00% , 03/15/27 ..... 100 101,510
Series 2020C , RB , 5.00% , 03/15/27 ..... 1,090 1,105,790
Series 2021A , RB , 5.00% , 03/15/27 ..... 235 238,404
Series 2023B , RB , 5.00% , 03/15/27 ..... 250 253,621
Series 2017A , RB , 5.00% , 03/15/28 ..... 710 720,719
Series 2017A , RB , 5.00% , 03/15/29 ..... 355 360,359
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/27 ..... 445 450,651
Series 2017A , RB , 5.00% , 02/15/29 ..... 245 247,936
Long Island Power Authority
Series 2019A , RB , 5.00% , 09/01/27 ..... 310 318,016
Series 2023F , RB , 5.00% , 09/01/27 ..... 500 512,929
Metropolitan Transportation Authority
Series 2017C-2 , RB , 0.00% , 11/15/27
(b)
... 635 610,837
Series 2016D , RB , 5.00% , 11/15/27 ..... 305 306,739
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 385 396,480
Series 2017D , RB , 5.00% , 11/15/27 ..... 100 102,982
Series 2020E , RB , 5.00% , 11/15/27 ..... 1,500 1,544,725
Series 2025B , RB , 5.00% , 11/15/27 ..... 250 257,454
Security
Par (000)
Par (000) Value
New York (continued)
Series A-2 , RB , 5.00% , 11/15/27 ....... USD 610 $ 619,790
Series A-2 , RB , 5.00% , 11/15/29 ....... 250 253,073
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2024A , 5.00% , 11/15/27 ........ 100 103,033
Series B-1 , RB , 5.00% , 11/15/27 ....... 100 100,630
Series B-2 , RB , 5.00% , 11/15/27 ....... 305 309,926
New York City Municipal Water Finance
Authority, Series 2020AA, RB,
5.00%, 06/15/27 ................. 830 847,385
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 150 153,402
Series 2019S-3A , RB , 5.00% , 07/15/27
( SAW ) ....................... 520 531,792
Series S-1 , RB , 5.00% , 07/15/27 ( SAW ) .. 260 265,896
Series S-1 , RB , 5.00% , 07/15/28 ( SAW ) .. 340 347,438
New York City Transitional Finance Authority
Future Tax Secured
Series 2023F, Sub-Series F-1 , RB ,
5.00% , 02/01/27 ................ 275 278,267
Series 2017F-1 , RB , 4.00% , 05/01/27 .... 65 65,684
Series 2020C, Sub-Series  C-1 , RB ,
5.00% , 05/01/27 ................ 35 35,622
Series 2020C, Sub-Series C-1 , RB ,
5.00% , 05/01/27 ................ 65 66,160
Series 2024B , RB , 5.00% , 05/01/27 ..... 125 127,231
Series 2018B-1 , RB , 5.00% , 08/01/27 .... 270 276,437
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/27 ................ 435 445,331
Series 2021A , RB , 5.00% , 11/01/27 ..... 1,345 1,384,801
Series 2021F-1 , RB , 5.00% , 11/01/27 .... 685 705,270
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 170 175,031
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 1,000 1,029,592
Series 2027A , RB , 5.00% , 11/01/27 ..... 600 617,755
Series C , RB , 5.00% , 11/01/27 ......... 355 360,605
Series 2018B-1 , RB , 5.00% , 08/01/28 .... 190 194,329
Series 2018B-1 , RB , 5.00% , 08/01/29 .... 400 408,470
Series C , RB , 5.00% , 11/01/29 ......... 395 401,191
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/27 ................. 505 521,367
New York State Dormitory Authority
Series 2016A , RB , 5.00% , 02/15/27 ..... 140 140,107
Series 2016D , RB , 5.00% , 02/15/27 ..... 340 340,260
Series 2017A , RB , 5.00% , 02/15/27 ..... 115 116,442
Series 2017B-1 , RB , 5.00% , 02/15/27 .... 440 445,515
Series 2026A , RB , 5.00% , 03/15/27 ..... 750 760,864
Series 2025C , RB , 5.00% , 03/15/27 ..... 125 126,811
Series 2022A , RB , 5.00% , 03/15/27 ..... 595 603,366
Series 2019A , RB , 5.00% , 03/15/27 ..... 720 730,425
Series 2018A , RB , 5.00% , 03/15/27 ..... 405 411,161
Series 2018E , RB , 5.00% , 03/15/27 ..... 625 634,822
Series CAB , RB , 0.00% , 07/01/27 ( NPFGC )
(b)
280 272,466
Series 2025B , RB , 5.00% , 07/01/27 ..... 160 163,494
Series 2017A , RB , 5.00% , 07/01/27 ..... 290 296,386
Series 20171 , RB , 5.00% , 07/01/27 ..... 465 474,689
Series 2025A , RB , 5.00% , 10/01/27 ( AGC ) 270 277,724
Series 2026A , RB , 5.00% , 10/01/27 ..... 250 257,152
Series 2026A , RB , 5.00% , 10/01/27 ( SAW ) 260 266,894
Series B , RB , 5.00% , 10/01/27 ......... 330 339,440
Series G , RB , 5.00% , 10/01/27 ( SAW ) .... 100 100,358
Series 2017B-2 , RB , 5.00% , 02/15/28 .... 235 240,696
Series 2017A , RB , 5.00% , 03/15/28 ..... 220 223,457
Series B , RB , 5.00% , 10/01/28 ......... 100 101,570

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017A , RB , 5.00% , 02/15/29 ..... USD 595 $ 602,458
Series 2017A , RB , 5.00% , 02/15/30 ..... 535 541,264
New York State Environmental Facilities Corp.
Series 2019B , RB , 5.00% , 06/15/27 ..... 105 107,227
Series 2021A , RB , 5.00% , 06/15/27 ..... 370 377,846
Series 2022A , RB , 5.00% , 06/15/27 ..... 95 97,015
Series 2020B , RB , 5.00% , 10/15/27 ..... 150 154,375
Series 2017A , RB , 5.00% , 06/15/29 ..... 905 922,872
New York State Thruway Authority
Series 2026A , RB , 5.00% , 01/01/27 ..... 695 701,986
Series L , RB , 5.00% , 01/01/27 ......... 155 156,526
Series P , RB , 5.00% , 01/01/27 ......... 500 504,923
Series 2021A-1 , RB , 5.00% , 03/15/27 .... 400 405,794
Port Authority of New York & New Jersey
Series 209 , RB , 5.00% , 07/15/27 ....... 130 132,960
Series 222 , RB , 5.00% , 07/15/27 ....... 105 107,391
Series 230 , RB , 4.00% , 12/01/27 ....... 90 91,775
Series 243 , RB , 5.00% , 12/01/27 ....... 690 712,564
Series 2017 , RB , 5.00% , 11/15/29 ...... 235 241,305
State of New York
Series 2019A , GO , 5.00% , 03/01/27 ..... 220 223,344
Series 2023A , GO , 5.00% , 03/15/27 ..... 405 411,567
State of New York Mortgage Agency Homeowner
Mortgage, Series 239, RB, 5.00%, 10/01/27
(SONYMA) .................... 365 374,336
Town of Hempstead, Series 2019A, GO,
4.00%, 08/15/27 ................. 290 290,286
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/27 .... 1,780 1,813,423
Series 2012B , RB , 0.00% , 11/15/27
(b)
.... 930 896,536
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 950 978,838
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 1,225 1,254,053
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 610 624,467
Series 2023B-2 , RB , 5.00% , 11/15/27 .... 105 108,187
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/27 ................ 240 247,285
Series A , RB , 5.00% , 11/15/27 ......... 255 259,531
Series B , RB , 5.00% , 11/15/27 ......... 430 437,641
49,533,525
North Carolina — 2.0%
Charlotte-Mecklenburg Hospital Authority (The),
Series 2021B, RB, VRDN, 3.25%, 06/15/27
(a)
250 250,703
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/27 ..... 540 550,665
Series 2019B , COP , 5.00% , 06/01/27 .... 45 45,852
Series 2021A , GO , 5.00% , 06/01/27 ..... 150 152,963
COP , 5.00% , 12/01/27 .............. 120 123,668
Series 2020 , RB , 5.00% , 12/01/27 ...... 250 257,707
Series 2026A , COP , 5.00% , 12/01/27 .... 435 448,296
City of Charlotte Water & Sewer System
Series 2018 , RB , 5.00% , 07/01/27 ...... 75 76,630
Series 2020 , RB , 5.00% , 07/01/27 ...... 880 899,129
Series 2022A , RB , 5.00% , 07/01/27 ..... 175 178,804
City of Durham
Series 2018 , RB , 5.00% , 04/01/27 ...... 190 192,999
Series 2025 , GO , 5.00% , 06/01/27 ...... 20 20,395
City of Greensboro Combined Water & Sewer
System, Series B, RB, 5.00%, 12/01/27 ... 150 154,624
City of Raleigh, Series 2025, RB,
5.00%, 10/01/27 ................. 25 25,666
County of Forsyth
Series 2019B , GO , 5.00% , 03/01/27 ..... 135 136,809
Series 2021A , RB , 5.00% , 04/01/27 ..... 165 167,528
Security
Par (000)
Par (000) Value
North Carolina (continued)
County of Gaston, Series 2020, GO,
5.00%, 02/01/27 ................. USD 450 $ 455,211
County of Guilford
Series 2017 , GO , 5.00% , 03/01/27 ...... 235 238,217
Series 2017B , GO , 5.00% , 05/01/27 ..... 305 310,373
Series 2017B , GO , 5.00% , 05/01/28 ..... 100 101,646
County of Johnston, Series 2021, GO,
5.00%, 02/01/27 ................. 130 131,576
County of Mecklenburg
Series 2018 , GO , 5.00% , 03/01/27 ...... 340 344,654
Series 2019 , GO , 5.00% , 03/01/27 ...... 305 309,175
Series 2017A , GO , 5.00% , 04/01/27 ..... 345 350,399
Series 2017A , GO , 5.00% , 04/01/28 ..... 340 345,096
Series 2017A , GO , 4.00% , 04/01/30 ..... 160 161,250
County of New Hanover
Series 2020A , RB , 5.00% , 02/01/27 ..... 130 131,473
Series 2021A , GO , 4.00% , 08/01/27 ..... 40 40,480
County of Union Enterprise System, Series
2021, RB, 5.00%, 06/01/27 .......... 200 203,884
County of Wake
Series 2021 , RB , 5.00% , 03/01/27 ...... 505 511,884
Series 2020A , GO , 5.00% , 04/01/27 ..... 25 25,390
Series 2021 , GO , 5.00% , 04/01/27 ...... 185 187,883
Series 2025A , GO , 5.00% , 04/01/27 ..... 35 35,545
Series 2024A , GO , 5.00% , 06/01/27 ..... 50 50,975
Series 2018A , RB , 5.00% , 08/01/27 ..... 805 823,865
Series 2019 , RB , 5.00% , 09/01/27 ...... 225 230,697
Series 2016A , RB , 5.00% , 12/01/27 ..... 180 181,344
Mecklenburg County Public Facilities Corp.,
Series 2017, RB, 5.00%, 02/01/27 ...... 140 141,642
North Carolina Medical Care Commission,
Series 2020A, RB, 5.00%, 07/01/27 ..... 535 545,418
North Carolina Municipal Power Agency No. 1,
Series 2026, RB, 5.00%, 01/01/27 ...... 360 363,396
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/27 ...... 705 714,125
Series 2017B , RB , 5.00% , 05/01/27 ..... 810 824,154
Series 2020B , RB , 5.00% , 05/01/27 ..... 380 386,640
Series 2022A , RB , 5.00% , 05/01/27 ..... 45 45,786
Series 2019B , GO , 5.00% , 06/01/27 ..... 290 295,730
Series 2017B , RB , 5.00% , 05/01/28 ..... 795 808,746
Town of Cary, Series 2021, GO, 5.00%, 09/01/27 220 225,641
13,204,733
North Dakota — 0.0%
North Dakota Public Finance Authority, Series
2022A, RB, 5.00%, 10/01/27 ......... 30 30,799
Ohio — 2.7%
American Municipal Power, Inc.
Series 2020A , RB , 5.00% , 02/15/27 ..... 205 207,221
Series 2023A , RB , 5.00% , 02/15/27 ..... 960 970,402
City of Cincinnati
Series 2016A , GO , 3.00% , 12/01/27 ..... 105 104,999
Series 2019 , GO , 5.00% , 12/01/27 ...... 155 159,696
City of Cincinnati Water System, Series 2017A,
RB, 4.00%, 12/01/27 .............. 20 20,347
City of Cleveland, Series 2015, GO,
5.00%, 12/01/27 ................. 150 150,243
City of Columbus
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 455 460,632
Series 2016-4 , GO , 5.00% , 02/15/27 ..... 135 136,671
Series 2018A , GO , 5.00% , 04/01/27 ..... 190 192,911
Series 2021A , GO , 5.00% , 04/01/27 ..... 25 25,383
Series 2022A , GO , 5.00% , 04/01/27 ..... 605 614,268

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2016-1 , GO , 5.00% , 07/01/27 ..... USD 585 $ 585,974
Series 2023A , GO , 5.00% , 08/15/27 ..... 655 670,657
Series 2016-4 , GO , 5.00% , 02/15/28 ..... 145 146,724
Series 2017-1 , GO , 5.00% , 04/01/28 ..... 355 364,088
Cleveland Department of Public Utilities Division
of Water, Series 2020FF, RB, 5.00%, 01/01/27 80 80,767
County of Cuyahoga
Series 2022A , RB , 4.00% , 01/01/27 ..... 170 170,941
Series 2020D , RB , 5.00% , 12/01/27 ..... 140 144,075
COP , 5.00% , 12/01/27 .............. 565 580,774
County of Hamilton
Series 2000B , RB , 0.00% , 12/01/27
( AMBAC )
(b)
.................... 1,040 995,543
Series 2016A , RB , 5.00% , 12/01/27 ..... 440 453,390
Miami University, Series 2024A, RB,
5.00%, 09/01/27 ................. 20 20,483
Northeast Ohio Regional Sewer District
Series 2017 , RB , 5.00% , 11/15/27 ...... 20 20,594
Series 2024 , RB , 5.00% , 11/15/27 ...... 590 607,524
Ohio State University (The)
Series 2017 , RB , 5.00% , 12/01/27 ...... 240 247,530
Series 2020A , RB , 5.00% , 12/01/27 ..... 135 139,235
Series 2021A , RB , 5.00% , 12/01/27 ..... 575 593,040
Series 2023B , RB , 5.00% , 12/01/27 ..... 75 77,353
Ohio Turnpike & Infrastructure Commission
Series 2018A , RB , 5.00% , 02/15/27 ..... 380 384,706
Series 2022A , RB , 5.00% , 02/15/27 ..... 115 116,424
Ohio Water Development Authority
Series 2016B , RB , 5.00% , 06/01/27 ..... 150 151,101
Series 2019 , RB , 5.00% , 06/01/27 ...... 160 163,214
Series 2019A , RB , 5.00% , 06/01/27 ..... 225 229,520
Series 2016 , RB , 5.00% , 12/01/27 ...... 145 146,059
Series 2016B , RB , 5.00% , 12/01/27 ..... 410 412,994
Series 2019A , RB , 5.00% , 12/01/27 ..... 1,460 1,506,580
Series 2019B , RB , 5.00% , 12/01/27 ..... 160 165,105
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2017A , RB , 5.00% , 06/01/27 ..... 520 530,447
Series 2023A , RB , 5.00% , 06/01/27 ..... 75 76,507
Series 2017A , RB , 5.00% , 12/01/27 ..... 605 616,150
Series 2020B , RB , 5.00% , 12/01/27 ..... 315 325,050
State of Ohio
Series 2023A , GO , 5.00% , 03/01/27 ..... 20 20,265
Series 2019A , GO , 5.00% , 03/01/27 ..... 275 278,639
Series 2021C , GO , 5.00% , 03/15/27 ..... 585 593,258
Series 2025A , RB , 5.00% , 04/01/27 ..... 20 20,316
Series U , GO , 5.00% , 05/01/27 ........ 495 503,429
Series 2021A , GO , 5.00% , 05/01/27 ..... 135 137,299
Series 2019A , GO , 5.00% , 06/15/27 ..... 440 449,102
Series 2020B , GO , 5.00% , 08/01/27 ..... 35 35,831
Series 2017C , GO , 5.00% , 08/01/27 ..... 450 460,684
Series 2015C , GO , 5.00% , 09/01/27 ..... 170 174,361
COP , 5.00% , 09/01/27 .............. 80 81,923
Series 2017B , GO , 5.00% , 09/15/27 ..... 50 51,327
Series 2017B , RB , 5.00% , 10/01/27 ..... 275 282,420
Series 2025B , RB , 5.00% , 10/01/27 ..... 95 97,563
Series 2020A , RB , 5.00% , 10/01/27 ..... 75 77,024
Series 2018A , RB , 5.00% , 12/01/27 ..... 175 180,374
Series 2017A , RB , 5.00% , 12/01/27 ..... 90 92,764
Series 2022A , RB , 5.00% , 12/01/27 ..... 20 20,614
Series 2016C , RB , 5.00% , 12/01/27 ..... 365 367,605
University of Cincinnati
Series 2017B , RB , 5.00% , 06/01/27 ..... 145 147,661
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2019A , RB , 5.00% , 06/01/27 ..... USD 70 $ 71,285
17,909,066
Oklahoma — 0.9%
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/27 ................. 1,455 1,464,468
Oklahoma County Independent School
District No. 12 Edmond, Series 2025, GO,
4.00%, 08/01/27 ................. 530 536,098
Oklahoma County Independent School District
No. 89 Oklahoma City, Series 2023A, GO,
3.00%, 07/01/27 ................. 700 701,433
Oklahoma Department of Transportation, Series
2018A, RB, 5.00%, 09/01/27 ......... 105 107,547
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/27 ................. 1,080 1,096,338
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/27 ................. 20 20,449
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/27 ..... 770 777,454
Series 2017E , RB , 5.00% , 01/01/27 ..... 205 206,984
Series 2020A , RB , 5.00% , 01/01/27 ..... 200 201,936
Oklahoma Water Resources Board
Series 2020A , RB , 5.00% , 04/01/27 ..... 335 340,201
Series 2023 , RB , 5.00% , 04/01/27 ...... 475 482,374
University of Oklahoma (The), Series 2016B,
RB, 5.00%, 07/01/27 .............. 125 125,211
6,060,493
Oregon — 1.6%
City of Portland
Series 2021A , GO , 5.00% , 06/01/27 ..... 850 866,450
Series 2018B , GO , 5.00% , 06/15/27 ..... 380 387,699
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/27 ..... 295 299,008
Series 2018A , RB , 5.00% , 05/01/27 ..... 725 726,240
Series 2016A , RB , 5.00% , 06/15/27 ..... 100 100,171
Series 2023A , RB , 5.00% , 12/01/27 ..... 100 103,086
County of Multnomah
Series 2021A , GO , 5.00% , 06/15/27 ..... 615 627,674
GO , 5.00% , 06/01/29 ............... 245 249,741
Hillsboro School District No. 1J
Series 2020 , GO , 5.00% , 06/15/27 ( GTD ) . 75 76,448
Series 2017 , GO , 5.00% , 06/15/28 ( GTD ) . 205 208,851
Multnomah County School District No. 1J
Portland
Series 2020 , GO , 5.00% , 06/15/27 ( GTD ) . 205 209,118
Series 2026 , GO , 5.00% , 06/15/27 ( GTD ) . 40 40,804
Multnomah County School District No. 40, Series
B, GO, 0.00%, 06/15/27 (GTD)
(b)
....... 200 194,727
Oregon City School District No. 62, Series
2025A, GO, 0.00%, 06/15/27 (GTD)
(b)
.... 375 365,363
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/27 ...... 250 250,224
Series 2018 , GO , 5.00% , 06/15/27 ...... 405 405,358
Salem-Keizer School District No. 24J, Series
2018, GO, 5.00%, 06/15/27 (GTD) ...... 30 30,610
State of Oregon
Series 2019A , GO , 5.00% , 05/01/27 ..... 370 376,355
Series 2019N , GO , 5.00% , 05/01/27 ..... 500 508,588
Series 2023A , GO , 5.00% , 05/01/27 ..... 775 788,312
Series C , GO , 5.00% , 06/01/27 ........ 215 219,106
Series 2017H , GO , 5.00% , 08/01/27 ..... 125 127,869
Series 2019G , GO , 5.00% , 08/01/27 ..... 125 127,869
Series 2021K , GO , 5.00% , 11/01/27 ..... 60 61,708

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Series I , GO , 5.00% , 08/01/28 ......... USD 245 $ 250,679
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/27 ...... 750 763,907
Series A , RB , 5.00% , 11/15/27 ......... 425 432,752
Series B , RB , 5.00% , 11/15/29 ......... 280 285,041
Tri-County Metropolitan Transportation District
of Oregon
Series 2021A , RB , 5.00% , 09/01/27 ..... 200 205,176
Series 2017A , RB , 5.00% , 10/01/27 ..... 220 225,454
Washington & Multnomah Counties School
District No. 48J Beaverton
Series 2025B , GO , 5.00% , 06/15/27 ( GTD ) 545 556,137
Series C , GO , 5.00% , 06/15/27 ( GTD ) .... 30 30,613
10,101,138
Pennsylvania — 3.4%
Allegheny County Higher Education Building
Authority
Series 2019A , RB , 5.00% , 08/01/27 ..... 550 562,404
Series 2022B , RB , 5.00% , 08/01/27 ..... 545 557,291
City of Philadelphia
Series 2017A , RB , 5.00% , 07/01/27 ..... 200 204,131
Series 2020A , RB , 5.00% , 07/01/27 ..... 75 76,549
Series 2017A , GO , 5.00% , 08/01/27 ..... 605 618,278
Series 2025C , GO , 5.00% , 08/01/27 ..... 300 306,584
City of Philadelphia Water & Wastewater
Series 2022C , RB , 5.00% , 06/01/27 ..... 165 168,013
Series 2024C , RB , 5.00% , 09/01/27 ( AGC ) 630 644,800
Series 2016 , RB , 5.00% , 10/01/27 ...... 45 46,146
Series 2019B , RB , 5.00% , 11/01/27 ..... 70 71,905
Series 2020A , RB , 5.00% , 11/01/27 ..... 560 575,243
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/27 ...... 1,165 1,176,181
Series 2016-2 , GO , 5.00% , 01/15/27 ..... 595 601,261
Series 2026 , GO , 5.00% , 04/01/27 ...... 50 50,773
Series 2020-1 , GO , 5.00% , 05/01/27 ..... 120 122,088
Series 2019 , GO , 5.00% , 07/15/27 ...... 1,350 1,379,974
Series 2016 , GO , 5.00% , 09/15/27 ...... 1,595 1,599,188
Series 2022-1 , GO , 5.00% , 10/01/27 ..... 200 205,396
Series 2017 , GO , 5.00% , 01/01/28 ...... 945 953,785
Series 2016 , GO , 5.00% , 01/15/28 ...... 820 828,349
County of Allegheny
Series C-75 , GO , 5.00% , 11/01/27 ...... 55 55,298
Series C-83 , GO , 5.00% , 11/01/27
(c)
..... 250 257,115
County of Montgomery
Series 2021A , GO , 5.00% , 01/01/27 ..... 85 85,833
Series A , GO , 4.00% , 07/01/27 ........ 255 255,246
County of Northampton, Series 2019A, GO,
4.00%, 10/01/27 ................. 150 150,114
Delaware River Joint Toll Bridge Commission,
Series 2019A, RB, 5.00%, 07/01/27 ..... 20 20,407
Delaware River Port Authority, Series 2022, RB,
5.00%, 01/01/27 ................. 185 186,798
Erie City Water Authority, Series 2019D, RB,
5.00%, 12/01/27 (BAM) ............ 110 113,144
Geisinger Authority, Series 2020B, RB, VRDN,
5.00%, 02/15/27
(a)
................ 2,345 2,347,337
Lower Merion School District, Series 2021, GO,
5.00%, 11/15/27 (SAW) ............ 335 344,607
Monroeville Finance Authority, Series 2012, RB,
5.00%, 02/15/27 ................. 205 207,201
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/27 ..... 355 365,276
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing
Authority
Series 2016 , RB , 5.00% , 03/15/27 ...... USD 455 $ 456,016
Series 2025B , RB , 5.00% , 03/15/27 ..... 425 430,267
Series 2020A , RB , 5.00% , 04/15/27 ..... 140 141,968
Pennsylvania Housing Finance Agency
Series 2016-121 , RB , 2.35% , 04/01/27 ... 100 99,338
Series 2019-131A , RB , 2.05% , 10/01/27 .. 345 339,271
Series 124B , RB , 2.55% , 10/01/27 ...... 145 143,586
Series 2018-127B , RB , 3.05% , 10/01/27 .. 25 24,981
Series 2020-133 , RB , 5.00% , 10/01/27 ... 200 204,954
Series 2021-137 , RB , 5.00% , 10/01/27 ... 315 322,802
Pennsylvania State University (The)
Series 2020E , RB , 5.00% , 03/01/27 ..... 20 20,270
Series B , RB , 5.25% , 08/15/27 ......... 255 261,665
Series B , RB , 4.00% , 09/01/27 ......... 535 535,563
Series 2019A , RB , 5.00% , 09/01/27 ..... 100 102,458
Pennsylvania Turnpike Commission
Series B-2 , RB , 5.00% , 06/01/27 ....... 445 453,351
Series 2018A-2 , RB , 5.00% , 12/01/27 .... 190 195,936
Series 2019A , RB , 5.00% , 12/01/27 ..... 150 154,467
Series 2024A , RB , 5.00% , 12/01/27 ..... 310 319,685
Series A-2 , RB , 5.00% , 12/01/27 ....... 275 283,591
Series A-2 , RB , 5.00% , 12/01/29 ....... 295 303,172
Pennsylvania Turnpike Commission Oil
Franchise Tax
Series 2021A , RB , 5.00% , 12/01/27 ..... 110 113,436
Series B , RB , 5.00% , 12/01/27 ......... 840 845,442
Philadelphia Gas Works Co.
Series A-16 , RB , 5.00% , 08/01/27 ...... 30 30,667
Series 14TH , RB , 5.00% , 10/01/27 ...... 245 245,780
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/27 ......... 155 158,691
School District of Philadelphia (The), Series
2026B, GO, 5.00%, 09/01/27 (SAW) ..... 390 398,413
State Public School Building Authority, Series
2020, RB, 5.00%, 03/01/27 (BAM) ...... 80 80,920
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/27 ................. 285 288,916
22,092,321
Rhode Island — 0.5%
Rhode Island Commerce Corp., Series 2026A,
RB, 5.00%, 06/15/27 .............. 250 254,847
Rhode Island Health & Educational Building
Corp.
Series 2016A , RB , 5.00% , 05/15/27 ..... 560 560,868
Series 2017A , RB , 5.00% , 09/01/29 ..... 375 383,055
State of Rhode Island
Series 2019E , GO , 5.00% , 01/15/27 ..... 775 783,540
Series 2019A , GO , 5.00% , 05/01/27 ..... 165 167,932
Series 2017B , GO , 5.00% , 08/01/27 ..... 410 419,735
Series 2017B , GO , 5.00% , 08/01/28 ..... 675 690,111
Series 2017B , GO , 5.00% , 08/01/29 ..... 60 61,231
3,321,319
South Carolina — 1.0%
City of Charleston Waterworks & Sewer System
Series 2019 , RB , 5.00% , 01/01/27 ...... 225 227,205
Series 2016B , RB , 5.00% , 01/01/30 ..... 105 105,950
City of Columbia Waterworks & Sewer System,
Series 2019A, RB, 5.00%, 02/01/27 ..... 215 217,415
County of Charleston, Series 2017C, GO,
4.00%, 11/01/28 (SAW) ............ 200 202,720

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Carolina (continued)
County of Horry, Series 2020A, GO,
5.00%, 03/01/27 (SAW) ............ USD 125 $ 126,718
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 320 324,417
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/27 .............. 575 592,803
Horry County School District, Series 2024, GO,
5.00%, 03/01/27 (SCSDE) ........... 25 25,338
Piedmont Municipal Power Agency, Series
2021D, RB, 4.00%, 01/01/27 ......... 830 833,880
SCAGO Educational Facilities Corp. for
Pickens School District, Series 2025, RB,
5.00%, 12/01/27 ................. 2,295 2,358,069
South Carolina Public Service Authority
Series 2021B , RB , 5.00% , 12/01/27 ..... 605 623,099
Series 2025B , RB , 5.00% , 12/01/27 ..... 250 257,479
South Carolina Transportation Infrastructure
Bank, Series 2015A, RB, 3.00%, 10/01/27 . 300 300,009
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/27 (SAW) ............ 400 406,289
6,601,391
South Dakota — 0.0%
South Dakota Conservancy District, Series
2017B, RB, 5.00%, 08/01/27 ......... 55 56,284
South Dakota Health & Educational Facilities
Authority, Series 2017, RB, 5.00%, 09/01/28 150 152,835
209,119
Tennessee — 1.7%
City of Clarksville, Series 2021A, RB,
5.00%, 02/01/27 ................. 165 166,836
City of Franklin
Series 2019B , GO , 5.00% , 03/01/27 ..... 35 35,471
Series 2019C , GO , 5.00% , 06/01/27 ..... 235 239,523
City of Memphis
Series 2020 , GO , 5.00% , 05/01/27 ...... 690 701,996
Series 2021 , GO , 5.00% , 05/01/27 ...... 150 152,608
Series 2022A , GO , 5.00% , 10/01/27 ..... 30 30,809
Series 2024A , GO , 5.00% , 10/01/27 ..... 115 118,100
City of Memphis Light Gas & Water Division
Electric System
Series 2024 , RB , 5.00% , 12/01/27 ...... 205 211,290
Series 2017 , RB , 5.00% , 12/01/28 ...... 315 324,057
City of Memphis Sanitary Sewerage System,
Series 2020B, RB, 5.00%, 10/01/27 ..... 95 97,473
County of Blount, Series 2016B, GO,
5.00%, 06/01/27 ................. 285 285,294
County of Hamilton
Series 2020A , GO , 5.00% , 01/01/27 ..... 245 247,450
Series 2018A , GO , 5.00% , 04/01/27 ..... 285 289,590
County of Montgomery, Series 2017, GO,
5.00%, 04/01/27 ................. 500 507,293
County of Robertson, Series 2014B, GO,
3.00%, 06/01/27 ................. 115 114,766
County of Rutherford, Series 2020, GO,
5.00%, 04/01/27 ................. 290 294,575
County of Shelby
Series 2017A , GO , 5.00% , 04/01/27 ..... 190 192,960
Series 2019A , GO , 5.00% , 04/01/27 ..... 340 345,296
Series 2020B , GO , 5.00% , 04/01/27 ..... 510 517,944
County of Sumner, Series 2019, GO,
5.00%, 12/01/27 ................. 240 247,364
County of Williamson
Series 2019 , GO , 5.00% , 04/01/27 ...... 290 294,709
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2021B , GO , 5.00% , 05/01/27 ..... USD 500 $ 509,140
County of Wilson
Series 2018 , GO , 5.00% , 04/01/27 ...... 295 299,517
Series 2022 , GO , 5.00% , 04/01/28 ...... 115 116,708
Health Educational & Housing Facility Board of
the City of Memphis (The), Series 2024, RB,
VRDN, 3.25%, 05/01/27
(a)
........... 160 160,182
Metropolitan Government of Nashville &
Davidson County
Series 2021A , RB , 5.00% , 05/15/27 ..... 400 407,191
Series 2024A , RB , 5.00% , 05/15/27 ..... 180 183,236
Series 2024B , RB , 5.00% , 05/15/27 ..... 650 661,686
Series 2017 , GO , 4.00% , 07/01/27 ...... 550 556,584
Series 2018 , GO , 5.00% , 07/01/27 ...... 460 469,618
Metropolitan Nashville Airport Authority (The),
Series 2026C, RB, 5.00%, 07/01/27 ..... 250 255,300
State of Tennessee
Series B , GO , 5.00% , 08/01/27 ........ 265 265,452
Series 2021A , GO , 5.00% , 11/01/27 ..... 225 231,630
Tennessee State School Bond Authority
Series B , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 845 868,535
Series B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 435 447,327
10,847,510
Texas — 12.1%
Alamo Community College District
Series 2017 , GO , 5.00% , 08/15/27 ...... 550 563,102
Series 2021 , GO , 5.00% , 08/15/27 ...... 235 240,598
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/27 (PSF) ..... 675 683,183
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 315 318,735
Series 2023 , GO , 5.00% , 02/15/27 ( PSF ) .. 125 126,482
Austin Community College District, Series
2016A, RB, 5.00%, 02/01/27 ......... 110 110,183
Austin Community College District Public Facility
Corp., Series 2025, RB, 5.00%, 08/01/27 .. 395 403,873
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/27 ( PSF ) .. 150 150,257
Series 2019 , GO , 5.00% , 08/01/27 ( PSF ) .. 540 552,612
Series 2020 , GO , 5.00% , 08/01/27 ( PSF ) .. 585 598,663
Series 2021 , GO , 5.00% , 08/01/27 ( PSF ) .. 250 255,839
Series 2022B , GO , 5.00% , 08/01/27 ( PSF ) 720 736,816
Series 2023 , GO , 5.00% , 08/01/27 ...... 275 281,286
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/27 (PSF) ...... 300 303,765
Board of Regents of the University of Texas
System
Series 2016E , RB , 5.00% , 08/15/27 ..... 530 542,838
Series 2016J , RB , 5.00% , 08/15/27 ..... 855 855,608
Series 2017B , RB , 5.00% , 08/15/27 ..... 110 112,665
Series 2017C , RB , 5.00% , 08/15/27 ..... 95 97,301
Series 2019A , RB , 5.00% , 08/15/27 ..... 185 189,481
Series 2025B , RB , 5.00% , 08/15/27 ..... 20 20,484
Series 2026A , RB , 5.00% , 08/15/27 ..... 140 143,391
Central Texas Turnpike System, Series 2002A,
RB, 0.00%, 08/15/27 (AMBAC)
(b)
....... 320 309,588
City of Arlington
GO , 5.00% , 08/15/27 ............... 100 100,167
Series 2022A , GO , 5.00% , 08/15/27 ..... 130 133,083
Series 2025 , GO , 5.00% , 08/15/27 ...... 230 235,455
City of Austin
GO , 5.00% , 09/01/27 ............... 20 20,515

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2016 , GO , 5.00% , 09/01/27 ...... USD 500 $ 500,899
Series 2017 , GO , 5.00% , 09/01/27 ...... 150 153,866
Series 2020 , GO , 5.00% , 09/01/27 ...... 455 466,726
Series 2017 , GO , 5.00% , 09/01/28 ...... 110 112,579
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/27 ...... 355 365,537
Series 2020C , RB , 5.00% , 11/15/27 ..... 25 25,746
Series 2021 , RB , 5.00% , 11/15/27 ...... 115 118,433
Series 2017 , RB , 5.00% , 11/15/28 ...... 130 133,711
City of Corpus Christi Utility System, Series
2025, RB, 5.00%, 07/15/27 .......... 100 101,994
City of Dallas
GO , 5.00% , 02/15/27 ............... 50 50,619
Series 2018 , GO , 5.00% , 02/15/27 ...... 30 30,372
Series 2019A , GO , 5.00% , 02/15/27 ..... 185 187,292
Series 2023A , GO , 5.00% , 02/15/27 ..... 1,000 1,012,389
Series 2021 , RB , 4.00% , 08/15/27 ...... 150 150,098
Series 2024A , GO , 5.00% , 08/15/27 ..... 100 102,392
Series 2017 , GO , 5.00% , 02/15/28 ...... 100 101,233
City of Dallas Waterworks & Sewer System
Series 2016A , RB , 5.00% , 10/01/27 ..... 205 205,754
Series 2017 , RB , 5.00% , 10/01/27 ...... 35 35,949
City of Denton
GO , 5.00% , 02/15/27 ............... 140 141,705
Series 2024 , GO , 5.00% , 02/15/27 ...... 265 268,156
Series 2017 , RB , 5.00% , 12/01/27 ...... 465 468,259
City of Fort Worth
GO , 5.00% , 03/01/27 ............... 340 344,737
Series 2018 , GO , 5.00% , 03/01/27 ...... 250 253,164
Series 2020 , GO , 5.00% , 03/01/27 ...... 85 86,076
Series 2022 , GO , 5.00% , 03/01/27 ...... 20 20,279
City of Fort Worth Water & Sewer System,
Series 2020A, RB, 5.00%, 02/15/27 ..... 495 501,133
City of Garland
GO , 5.00% , 02/15/27 ............... 310 313,973
City of Garland Electric Utility System
Series 2019A , RB , 5.00% , 03/01/27 ..... 160 161,961
Series 2026 , RB , 5.00% , 03/01/27 ...... 275 278,783
City of Garland Water & Sewer System
Series 2021 , RB , 4.00% , 03/01/27 ...... 20 20,158
Series 2017 , RB , 5.00% , 03/01/27 ...... 110 111,494
City of Houston, Series 2017A, GO,
5.00%, 03/01/27 ................. 460 466,382
City of Houston Combined Utility System
Series 2002C , RB , 5.00% , 11/15/27 ..... 85 87,592
Series 2016B , RB , 5.00% , 11/15/27 ..... 210 211,391
Series 2017B , RB , 5.00% , 11/15/27 ..... 720 741,957
Series 2018D , RB , 5.00% , 11/15/27 ..... 165 170,032
Series 2021A , RB , 5.00% , 11/15/27 ..... 100 103,050
Series 1998A , RB , 0.00% , 12/01/27
(b)
.... 235 225,809
City of Plano, Series 2022, GO, 5.00%, 09/01/27 30 30,702
City of San Antonio
GO , 5.00% , 02/01/27 ............... 650 657,886
Series 2023 , GO , 5.00% , 02/01/27 ...... 165 167,002
Series 2018 , GO , 5.00% , 08/01/27 ...... 125 128,044
Series 2019 , GO , 5.00% , 08/01/27 ...... 370 379,009
Series 2020 , GO , 5.00% , 08/01/27 ...... 40 40,974
Series 2017 , GO , 5.00% , 08/01/28 ...... 150 153,300
City of San Antonio Electric & Gas Systems
Series 2017 , RB , 5.00% , 02/01/27 ...... 140 141,595
Series 2018 , RB , 5.00% , 02/01/27 ...... 695 702,917
Series 2022 , RB , VRDN, 2.00% , 12/01/27
(a)
500 490,041
City of Waco
GO , 5.00% , 02/01/27 ............... 100 101,164
Series 2024 , GO , 5.00% , 02/01/27 ...... 40 40,466
Security
Par (000)
Par (000) Value
Texas (continued)
Clear Creek Independent School District, Series
2021, GO, 5.00%, 02/15/27 (PSF) ...... USD 115 $ 116,443
Clifton Higher Education Finance Corp., Series
2017, RB, 4.00%, 08/15/28 (PSF) ...... 1,000 1,008,493
College Station Independent School District
Series 2017 , GO , 5.00% , 08/15/27 ( PSF ) .. 105 105,180
Series 2017 , GO , 5.00% , 08/15/28 ( PSF ) .. 150 153,573
Collin County Community College District
Series 2018 , GO , 5.00% , 08/15/27 ...... 90 92,042
Series 2020A , GO , 5.00% , 08/15/27 ..... 20 20,454
Series 2018 , GO , 5.00% , 08/15/28 ...... 155 158,245
Comal Independent School District, Series 2020,
GO, 5.00%, 02/01/27 (PSF) .......... 230 232,722
Conroe Independent School District, Series
2020A, GO, 5.00%, 02/15/27 (PSF) ..... 1,040 1,053,384
County of Bexar
Series 2016 , GO , 5.00% , 06/15/27 ...... 1,810 1,812,821
Series 2017 , GO , 5.00% , 06/15/27 ...... 180 180,281
Series 2018 , GO , 5.00% , 06/15/27 ...... 205 209,083
County of Collin, Series 2025, GO,
5.00%, 02/15/27 ................. 220 222,855
County of Denton, Series 2019A, GO,
5.00%, 07/15/27 ................. 35 35,771
County of Fort Bend, Series B, GO,
5.00%, 03/01/27 ................. 405 405,692
County of Harris
Series 2016A , RB , 5.00% , 08/15/27 ..... 285 285,444
Series 2017A , GO , 5.00% , 10/01/27 ..... 150 153,927
Series 2020A , GO , 5.00% , 10/01/27 ..... 130 133,403
Series 2021A , GO , 5.00% , 10/01/27 ..... 85 87,225
County of Harris Toll Road
Series 2018A , RB , 5.00% , 08/15/27 ..... 195 199,525
Series 2022A , RB , 5.00% , 08/15/27 ..... 525 537,506
Series 2023A , RB , 5.00% , 08/15/27 ..... 30 30,715
County of Williamson, GO, 5.00%, 02/15/27 .. 150 151,914
Cypress-Fairbanks Independent School District
Series 2018 , GO , 5.00% , 02/15/27 ( PSF ) .. 175 177,094
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 515 521,161
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 295 298,529
Series 2022 , GO , 5.00% , 02/15/27 ( PSF ) .. 335 339,008
Series 2024A , GO , 5.00% , 02/15/27 ( PSF ) 135 136,615
Series 2024B , GO , 5.00% , 02/15/27 ( PSF ) 730 738,733
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/27 ...... 1,510 1,554,392
Series 2020A , RB , 5.00% , 12/01/27 ..... 80 82,352
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/27 ..... 385 395,484
Series 2020B , RB , 5.00% , 11/01/27 ..... 880 903,964
Dallas Independent School District
Series 2022 , GO , 5.00% , 02/15/27 ( PSF ) .. 385 389,790
Series 2023 , GO , 5.00% , 02/15/27 ( PSF ) .. 420 425,226
Del Valle Independent School District
Series 2022 , GO , 5.00% , 06/15/27 ( PSF ) .. 65 66,351
Series 2025A , GO , 5.00% , 06/15/27 ( PSF ) 365 372,585
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/27 (PSF) ...... 345 353,040
DeSoto Independent School District, Series
2025, GO, 5.00%, 08/15/27 (PSF) ...... 100 102,217
El Paso Independent School District, Series
2020, GO, 5.00%, 08/15/27 (PSF) ...... 420 429,832
Fort Bend Independent School District
Series 2017E , GO , 5.00% , 02/15/27 ( PSF ) 480 485,717
Series 2019B , GO , 5.00% , 02/15/27 ( PSF ) 195 197,322
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 205 209,714

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Fort Worth Independent School District, Series
2020, GO, 5.00%, 02/15/27 (PSF) ...... USD 130 $ 131,597
Frisco Independent School District, Series 2017,
GO, 4.00%, 08/15/29 (PSF) .......... 170 170,893
Garland Independent School District, Series A,
GO, 5.00%, 02/15/27 (PSF) .......... 160 160,267
Grapevine-Colleyville Independent School
District, Series 2025, GO, 5.00%, 08/15/27
(PSF) ....................... 130 133,164
Greenville Independent School District, Series
2026, GO, 5.00%, 02/15/27 (PSF) ...... 190 192,445
Harris County Flood Control District
Series 2025A , GO , 5.00% , 09/15/27 ..... 330 338,321
Series 2021A , GO , 5.00% , 10/01/27 ..... 145 148,796
Hays Consolidated Independent School District,
Series 2023, GO, 5.00%, 02/15/27 (PSF) .. 325 329,061
Highland Park Independent School District,
Series 2015, GO, 2.75%, 02/15/27 ...... 530 529,907
Houston Independent School District
Series 2025B , GO , 5.00% , 02/15/27 ( PSF ) 225 227,704
GO , 5.00% , 07/15/27 ............... 355 362,583
Humble Independent School District, Series
2025, GO, 5.00%, 02/15/27 (PSF) ...... 150 151,818
Katy Independent School District
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 525 531,169
Series D , GO , 5.00% , 02/15/27 ( PSF ) .... 320 323,760
Keller Independent School District, Series 2020,
GO, 5.00%, 02/15/27 (PSF) .......... 515 521,655
Klein Independent School District
Series 2018 , GO , 5.00% , 02/01/27 ( PSF ) .. 400 404,458
Series 2025 , GO , 5.00% , 08/01/27 ( PSF ) .. 140 143,145
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/27 (PSF) . 550 557,019
Leander Independent School District, Series
2025A, GO, 0.00%, 08/15/27 (PSF)
(b)
.... 1,100 1,067,029
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/27 ( PSF ) 340 340,291
Series 2017 , GO , 5.00% , 08/15/27 ( PSF ) .. 240 240,199
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 750 767,789
Series 2024 , GO , 5.00% , 08/15/27 ( PSF ) .. 1,125 1,151,683
Lone Star College System
Series 2021A , GO , 5.00% , 02/15/27 ..... 100 101,254
Series 2017A , GO , 5.00% , 08/15/27 ..... 60 60,755
Series 2017A , GO , 5.00% , 08/15/28 ..... 180 182,072
Lower Colorado River Authority
Series 2020 , RB , 5.00% , 05/15/27 ...... 50 50,884
Series 2021 , RB , 5.00% , 05/15/27 ...... 305 310,395
Series 2022 , RB , 5.00% , 05/15/27 ...... 40 40,708
Series 2024 , RB , 5.00% , 05/15/27 ...... 605 616,128
Series 2025 , RB , 5.00% , 05/15/27 ...... 275 279,864
Series 2025A , RB , 5.00% , 05/15/27 ..... 1,235 1,256,845
Mansfield Independent School District, Series
2017, GO, 5.00%, 02/15/27 (PSF) ...... 160 162,008
Mesquite Independent School District
Series 2025 , GO , 5.00% , 08/15/27 ( PSF ) .. 225 230,244
Series 2018 , GO , 5.00% , 08/15/29 ( PSF ) .. 255 260,578
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/27 ............... 420 431,807
Series 2017B , RB , 5.00% , 11/01/27 ..... 60 61,687
Series A , RB , 5.00% , 11/01/27 ......... 355 357,002
North East Independent School District
Series 2007 , GO , 5.25% , 02/01/27 ( PSF ) .. 330 334,129
Series 2019 , GO , 5.00% , 08/01/27 ( PSF ) .. 20 20,453
Security
Par (000)
Par (000) Value
Texas (continued)
North Texas Municipal Water District, Series
2017, RB, 5.00%, 06/01/27 .......... USD 205 $ 209,018
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2017, RB, 5.00%, 06/01/27 .......... 375 382,351
North Texas Municipal Water District Water
System
Series 2019A , RB , 3.00% , 09/01/27 ..... 200 200,296
Series 2020 , RB , 5.00% , 09/01/27 ...... 595 610,142
Series 2021 , RB , 5.00% , 09/01/27 ...... 155 158,945
Series 2025 , RB , 5.00% , 09/01/27 ...... 80 82,036
North Texas Tollway Authority
Series 2019B , RB , 5.00% , 01/01/27 ..... 970 978,634
Series 2020C , RB , 5.00% , 01/01/27 ..... 160 161,424
Series 2023A , RB , 5.00% , 01/01/27 ..... 565 570,029
Series 2024A , RB , 5.00% , 01/01/27 ..... 90 90,801
Northside Independent School District
Series 2017 , GO , 4.00% , 08/15/27 ( PSF ) .. 315 316,789
Series 2018A , GO , 5.00% , 08/15/27 ( PSF ) 295 302,332
Series 2021 , GO , 5.00% , 08/15/27 ( PSF ) .. 1,240 1,270,818
Northwest Independent School District, Series
2017, GO, 5.00%, 02/15/28 (PSF) ...... 235 240,529
Pearland Independent School District, Series
2025, GO, 5.00%, 02/15/27 (PSF) ...... 500 506,408
Permanent University Fund - Texas A&M
University System, Series 2017A, RB,
5.00%, 07/01/27 ................. 200 204,167
Permanent University Fund - University of Texas
System, Series 2022A, RB, 5.00%, 07/01/27 440 449,609
Pflugerville Independent School District
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 1,220 1,235,635
Series 2023A , GO , 5.00% , 02/15/27 ..... 235 238,012
Plano Independent School District
Series 2023 , GO , 5.00% , 02/15/27 ...... 415 420,164
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 525 531,532
Series 2025B , GO , 5.00% , 02/15/27 ( PSF ) 200 202,489
Port Authority of Houston of Harris County
Texas, Series 2023, RB, 5.00%, 10/01/27 . 160 164,300
Prosper Independent School District, Series
2022, GO, 5.00%, 02/15/27 (PSF) ...... 280 283,514
Richardson Independent School District
Series 2019 , GO , 5.00% , 02/15/27 ( PSF ) .. 40 40,506
Series 2026 , GO , 5.00% , 02/15/27 ( PSF ) .. 45 45,570
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/27 ...... 400 408,704
Series 2019A , GO , 5.00% , 08/01/27 ( PSF ) 1,840 1,883,271
San Antonio Independent School District
Series 2019 , GO , 5.00% , 08/15/27 ( PSF ) .. 390 399,693
Series 2021 , GO , 5.00% , 08/15/27 ( PSF ) .. 245 251,089
Series 2025 , GO , 5.00% , 08/15/27 ( PSF ) .. 525 538,048
San Antonio Water System
Series 2016C , RB , 5.00% , 05/15/27 ..... 345 347,245
Series 2020A , RB , 5.00% , 05/15/27 ..... 705 717,912
Series 2020C , RB , 5.00% , 05/15/27 ..... 315 320,769
Series 2021A , RB , 5.00% , 05/15/27 ..... 140 142,564
Series 2017A , RB , 5.00% , 05/15/30 ..... 255 259,049
Spring Branch Independent School District,
Series 2022, GO, 5.00%, 02/01/27 (PSF) .. 290 293,261
Spring Independent School District, Series
2017A, GO, 5.00%, 08/15/27 ......... 185 185,295
State of Texas
Series 2018A , GO , 5.00% , 10/01/27 ..... 455 467,487
Series 2024 , GO , 5.00% , 10/01/27 ...... 725 744,897
Series 2017A , GO , 5.00% , 10/01/28 ..... 105 107,709

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Tarrant County Cultural Education Facilities
Finance Corp., Series 2024B, RB,
5.00%, 07/01/27 ................. USD 1,000 $ 1,019,383
Tarrant Regional Water District, Series 2021A,
RB, 4.00%, 09/01/27 .............. 45 45,675
Temple Independent School District
Series 2017 , GO , 5.00% , 02/01/27 ( PSF ) .. 105 106,206
Series 2017 , GO , 4.00% , 02/01/28 ( PSF ) .. 100 100,598
Texas A&M University
Series 2016C , RB , 4.00% , 05/15/27 ..... 775 775,675
Series 2016E , RB , 4.00% , 05/15/27 ..... 790 790,688
Series 2017E , RB , 5.00% , 05/15/27 ..... 640 650,865
Series 2021A , RB , 5.00% , 05/15/27 ..... 305 310,178
Series 2022 , RB , 5.00% , 05/15/27 ...... 255 259,329
Series 2017C , RB , 5.00% , 05/15/28 ..... 255 259,296
Series 2017E , RB , 5.00% , 05/15/28 ..... 40 40,674
Series 2017E , RB , 5.00% , 05/15/29 ..... 105 106,750
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/27 ...... 270 274,613
Series 2016A , RB , 5.00% , 10/01/27 ..... 150 150,520
Texas Public Finance Authority
Series 2019 , RB , 5.00% , 02/01/27 ...... 250 252,921
Series 2024 , RB , 5.00% , 02/01/27 ...... 570 576,659
Texas State University System
Series 2017A , RB , 5.00% , 03/15/27 ..... 550 558,103
Series 2019A , RB , 5.00% , 03/15/27 ..... 560 568,250
Series 2021A , RB , 5.00% , 03/15/27 ..... 140 142,063
Texas Tech University System, Series 2017A,
RB, 5.00%, 02/15/27 .............. 255 258,104
Texas Water Development Board
Series 2016 , RB , 5.00% , 04/15/27 ...... 375 376,708
Series 2017A , RB , 5.00% , 04/15/27 ..... 155 157,591
Series 2020 , RB , 5.00% , 04/15/27 ...... 95 96,588
Series A , RB , 5.00% , 04/15/27 ......... 305 305,519
Series 2018 , RB , 5.00% , 08/01/27 ...... 65 66,543
Series 2020 , RB , 5.00% , 08/01/27 ...... 310 317,360
Series 2022 , RB , 5.00% , 08/01/27 ...... 85 87,018
Series 2023 , RB , 5.00% , 08/01/27 ...... 195 199,630
Series 2018A , RB , 5.00% , 10/15/27 ..... 185 190,263
Series 2018B , RB , 5.00% , 10/15/27 ..... 85 87,418
Series 2023A , RB , 5.00% , 10/15/27 ..... 145 149,125
Series 2025 , RB , 5.00% , 10/15/27 ...... 610 627,354
Series A , RB , 5.00% , 10/15/27 ......... 190 190,323
Series 2017A , RB , 5.00% , 04/15/28 ..... 525 539,192
Series 2018 , RB , 5.00% , 08/01/29 ...... 675 690,049
Tomball Independent School District, Series
2025, GO, 5.00%, 02/15/27 (PSF) ...... 205 207,420
Trinity River Authority, Series 2025, RB,
5.00%, 02/01/27 ................. 95 96,106
Trinity River Authority Central Regional
Wastewater System
Series 2022 , RB , 5.00% , 08/01/27 ...... 100 102,336
Series 2017 , RB , 5.00% , 08/01/28 ...... 575 587,366
Trinity River Authority Denton Creek Wastewater
Treatment System, Series 2017, RB,
5.00%, 02/01/27 ................. 230 232,677
University of North Texas System
Series 2017A , RB , 5.00% , 04/15/27 ..... 390 396,382
Series 2017A , RB , 5.00% , 04/15/28 ..... 175 177,641
Via Metropolitan Transit, Series 2017, RB,
5.00%, 07/15/28 ................. 280 282,880
Waller Consolidated Independent School District,
Series 2025, GO, 5.00%, 02/15/27 (PSF) .. 270 273,201
Security
Par (000)
Par (000) Value
Texas (continued)
Wylie Independent School District, Series
2020A, GO, 5.00%, 08/15/27 (PSF) ..... USD 20 $ 20,464
79,864,887
Utah — 1.2%
Alpine School District
Series 2019 , GO , 5.00% , 03/15/27 ( GTD ) . 90 91,299
Series 2021A , GO , 5.00% , 03/15/27 ( GTD ) 290 294,185
Canyons School District Local Building Authority,
Series 2021, RB, 5.00%, 06/15/27 ...... 480 490,058
Central Utah Water Conservancy District
Series 2016A , RB , 5.00% , 10/01/27 ..... 1,120 1,123,972
Series 2017B , RB , 5.00% , 10/01/27 ..... 210 215,644
City of Salt Lake City, Series 2022, RB,
5.00%, 02/01/27 ................. 210 212,454
Davis School District, Series 2017, GO,
5.00%, 06/01/27 (GTD) ............. 150 151,156
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/27 ..... 1,075 1,096,920
Series 2024A , RB , 5.00% , 07/01/27 ..... 405 413,258
Metropolitan Water District of Salt Lake & Sandy,
Series 2016A, RB, 2.10%, 07/01/27 ..... 235 232,759
State of Utah
Series 2017 , GO , 5.00% , 07/01/27 ...... 375 378,617
Series 2019 , GO , 5.00% , 07/01/27 ...... 325 332,216
Series 2020 , GO , 5.00% , 07/01/27 ...... 545 557,100
Series 2018 , GO , 5.00% , 07/01/28 ...... 330 337,229
Series 2018 , GO , 5.00% , 07/01/29 ...... 170 173,604
University of Utah (The)
Series 2017A , RB , 5.00% , 08/01/27 ( SAP ) . 340 347,095
Series 2018A , RB , 5.00% , 08/01/27 ..... 65 66,356
Series 2019A , RB , 5.00% , 08/01/27 ..... 65 66,356
Series 2020A , RB , 5.00% , 08/01/27 ..... 85 86,774
Series 2022B , RB , 5.00% , 08/01/27 ..... 165 168,443
Utah Associated Municipal Power Systems,
Series 2017A, RB, 5.00%, 09/01/27 ..... 220 224,725
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/28 ................. 670 678,384
Washington County School District Board of
Education, Series 2014, GO, 3.00%, 03/01/27
(GTD) ....................... 50 50,000
7,788,604
Vermont — 0.1%
State of Vermont
Series 2017B , GO , 5.00% , 08/15/27 ..... 100 102,412
Series 2019B , GO , 5.00% , 08/15/27 ..... 75 76,809
Vermont Municipal Bond Bank, Series 2024, RB,
5.00%, 12/01/27 ................. 500 514,825
694,046
Virginia — 2.7%
City of Alexandria
Series 2017C , GO , 5.00% , 07/01/27 ( SAW ) 235 240,151
Series 2017A , GO , 5.00% , 07/15/27 ( SAW ) 20 20,457
City of Norfolk
Series B , GO , 4.00% , 10/01/27 ........ 140 140,303
Series 2017 , RB , 5.00% , 11/01/27 ...... 20 20,579
Series 2017C , GO , 5.00% , 09/01/31 ( SAW ) 310 314,192
City of Portsmouth, Series 2017A, GO,
5.00%, 07/15/27 (SAW) ............ 170 173,757
City of Richmond
Series 2017D , GO , 5.00% , 03/01/27 ( SAW ) 220 223,037
Series 2017B , GO , 5.00% , 07/15/27 ..... 270 276,120
Series 2017B , GO , 5.00% , 07/15/28 ..... 200 204,468

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
City of Virginia Beach
Series 2019B , GO , 5.00% , 07/15/27 ( SAW ) USD 285 $ 291,515
Series 2020B , RB , 5.00% , 10/01/27 ..... 25 25,695
Commonwealth of Virginia, Series 2020A, GO,
4.00%, 06/01/27 ................. 250 252,989
County of Arlington
Series 2019 , GO , 5.00% , 06/15/27 ...... 155 158,205
Series 2019B , GO , 5.00% , 08/15/27 ( SAW ) 140 143,448
Series B , GO , 5.00% , 08/15/27 ........ 370 370,658
County of Fairfax
Series 2021A , GO , 4.00% , 10/01/27 ( SAW ) 470 477,663
Series 2023A , GO , 4.00% , 10/01/27 ( SAW ) 230 233,750
Series 2017A , GO , 5.00% , 10/01/27 ( SAW ) 70 71,058
Series 2026B , GO , 5.00% , 10/01/27 ( SAW ) 85 87,352
County of Henrico
Series 2015 , GO , 5.00% , 08/01/27 ...... 100 102,373
Series 2017A , GO , 5.00% , 08/01/27 ..... 105 107,492
Series 2017B , GO , 5.00% , 08/01/27 ( SAW ) 295 302,001
Series 2020A , GO , 5.00% , 08/01/27 ( SAW ) 300 307,120
County of Loudoun
Series 2018A , GO , 3.00% , 12/01/27 ( SAW ) 165 165,010
Series 2020A , GO , 5.00% , 12/01/27 ( SAW ) 745 768,166
Series 2021B , GO , 5.00% , 12/01/27 ..... 90 92,799
Series 2023A , GO , 5.00% , 12/01/27 ( SAW ) 225 231,996
Series 2024B , GO , 5.00% , 12/01/27 ( SAW ) 65 67,021
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/27 ...... 420 427,524
Hampton Roads Sanitation District, Series
2017A, RB, 5.00%, 10/01/28 ......... 205 210,283
Loudoun County Economic Development
Authority
Series 2016A , RB , 3.00% , 12/01/27 ..... 160 160,010
Series 2016B , RB , 5.00% , 12/01/27 ..... 155 156,106
Series 2020A , RB , 5.00% , 12/01/27 ..... 255 262,591
Virginia College Building Authority
Series 2015D , RB , 3.00% , 02/01/27 ( ST
INTERCEPT ) .................. 150 150,031
Series 2017C , RB , 5.00% , 02/01/27 ..... 325 328,909
Series 2017E , RB , 5.00% , 02/01/27 ..... 890 900,706
Series 2019A , RB , 5.00% , 02/01/27 ..... 175 177,105
Series 2019C , RB , 5.00% , 02/01/27 ..... 1,235 1,249,856
Series 2021A , RB , 5.00% , 02/01/27 ..... 175 177,105
Series B , RB , 5.00% , 02/01/27 ......... 225 227,707
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 360 360,632
Series 2017A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 245 251,391
Series 2019A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 125 128,261
Series 2017C , RB , 5.00% , 02/01/30 ..... 205 207,102
Virginia Commonwealth Transportation Board
RB , 5.00% , 03/15/27 ............... 180 182,652
Series 2016 , RB , 5.00% , 03/15/27 ...... 215 215,563
Series 2017A , RB , 5.00% , 05/15/27 ..... 855 870,987
Series 2019 , RB , 5.00% , 05/15/27 ...... 445 453,321
Series 2016 , RB , 5.00% , 09/15/27 ...... 260 260,680
Series 2017 , RB , 5.00% , 09/15/27 ...... 250 256,636
Series 2017A , RB , 5.00% , 05/15/29 ..... 320 329,117
Virginia Commonwealth University
Health System Authority, Series B, RB,
5.00%, 07/01/27 ................. 330 336,576
Virginia Housing Development Authority, Series
2026J, RB, VRDN, 2.80%, 06/01/27 (GNMA/
FNMA/FHLMC)
(a)
................ 100 99,820
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Port Authority, Series 2025, RB,
5.00%, 07/01/27 ................. USD 200 $ 203,986
Virginia Public Building Authority
Series 2017A , RB , 4.00% , 08/01/27 ..... 185 187,606
Series B , RB , 5.00% , 08/01/27 ......... 705 706,202
Series 2017A , RB , 4.00% , 08/01/31 ..... 70 70,807
Virginia Public School Authority
Series 2016 , RB , 5.00% , 02/01/27 ( ST
INTERCEPT ) .................. 210 212,464
Series XI , RB , 5.00% , 04/15/27 ........ 45 45,746
Series 2017B , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. 20 20,471
Series 2019C , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. 175 179,120
Series 2020B , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. 455 465,713
Series 2021C , RB , 5.00% , 08/01/27 ( SAW ) 140 143,296
Series 2022 , RB , 5.00% , 08/01/27 ( SAW ) . 50 51,197
Series 2025B , RB , 5.00% , 08/01/27 ( SAW ) 105 107,472
Series 2020 , RB , 4.00% , 10/01/27 ( SAW ) . 165 167,711
Series 2019A , RB , 5.00% , 10/01/27 ( SAW ) 210 215,836
Series 2016 , RB , 4.00% , 02/01/29 ( ST
INTERCEPT ) .................. 370 371,996
Virginia Resources Authority
Series 2015D , RB , 5.00% , 11/01/27 ..... 260 260,411
Series 2017C , RB , 5.00% , 11/01/27 ..... 20 20,592
Series 2019C , RB , 5.00% , 11/01/27 ..... 60 61,775
Series 2024A , RB , 5.00% , 11/01/27 ..... 35 36,036
17,778,483
Washington — 4.6%
Central Puget Sound Regional Transit Authority
Series 2016S-1 , RB , 5.00% , 11/01/27 .... 1,115 1,121,315
Series 2021S-1 , RB , 5.00% , 11/01/27 .... 820 843,561
City of Bellevue, Series 2026, GO,
5.00%, 12/01/27 ................. 500 515,494
City of Everett, Series 2016, RB,
5.00%, 12/01/27 ................. 90 90,661
City of Seattle
Series 2016B , RB , 5.00% , 04/01/27 ..... 755 755,504
Series 2019A , GO , 5.00% , 05/01/27 ..... 340 346,096
Series 2020A , RB , 5.00% , 07/01/27 ..... 245 250,308
Series 2022 , RB , 5.00% , 07/01/27 ...... 845 863,307
Series 2017C , RB , 5.00% , 09/01/27 ..... 220 225,623
Series 2016C , RB , 4.00% , 10/01/27 ..... 270 270,529
Series 2021A , GO , 5.00% , 12/01/27 ..... 390 402,344
City of Seattle Water System
Series 2017 , RB , 5.00% , 08/01/27 ...... 155 156,811
Series 2021 , RB , 5.00% , 08/01/27 ...... 20 20,479
City of Tacoma, Series 2018, RB,
5.00%, 12/01/27 ................. 265 273,001
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/27 ...... 445 449,218
Clark County School District No. 114 Evergreen,
Series 2019, GO, 5.00%, 12/01/27 (GTD) . 840 865,919
Clark County School District No. 122 Ridgefield,
Series 2017, GO, 5.00%, 12/01/27 (GTD) . 200 203,622
Clark County School District No. 37 Vancouver
Series 2017 , GO , 5.00% , 12/01/27 ( GTD ) . 35 35,648
Series 2018 , GO , 5.00% , 12/01/27 ( GTD ) . 115 118,396
Series 2019 , GO , 5.00% , 12/01/27 ( GTD ) . 65 66,920
County of King
Series 2020A , RB , 5.00% , 01/01/27 ..... 105 106,013
Series 2018B , RB , 5.00% , 07/01/27 ..... 25 25,535
Series 2019B , GO , 5.00% , 07/01/27 ..... 130 132,781

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2021A , GO , 5.00% , 12/01/27 ..... USD 120 $ 123,703
County of Pierce, Series 2019A, GO,
5.00%, 07/01/27 ................. 30 30,642
County of Snohomish, Series 2021A, GO,
5.00%, 12/01/27 ................. 290 298,756
Energy Northwest
Series 2017A , RB , 5.00% , 07/01/27 ..... 1,020 1,041,727
Series 2018C , RB , 5.00% , 07/01/27 ..... 505 515,757
Series 2020A , RB , 5.00% , 07/01/27 ..... 210 214,473
Series 2017A , RB , 5.00% , 07/01/28 ..... 965 985,270
Series 2017-A , RB , 5.00% , 07/01/29 ..... 330 336,756
King County School District No. 210 Federal
Way, Series 2019, GO, 4.00%, 12/01/27
(GTD) ....................... 90 91,658
King County School District No. 401 Highline,
Series 2017, GO, 5.00%, 12/01/27 (GTD) . 125 125,975
King County School District No. 403 Renton,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 475 475,773
King County School District No. 405 Bellevue
Series 2016 , GO , 5.00% , 12/01/27 ( GTD ) . 1,185 1,194,049
Series 2018 , GO , 5.00% , 12/01/27 ( GTD ) . 20 20,633
King County School District No. 410 Snoqualmie
Valley, Series 2017, GO, 5.00%, 12/01/27
(GTD) ....................... 160 163,122
King County School District No. 411 Issaquah
Series 2017 , GO , 5.00% , 12/01/27 ( GTD ) . 1,085 1,092,784
Series 2019 , GO , 5.00% , 12/01/27 ( GTD ) . 40 41,187
King County School District No. 414 Lake
Washington
Series 2020 , GO , 3.00% , 12/01/27 ( GTD ) . 330 331,286
Series 2020 , GO , 4.00% , 12/01/27 ( GTD ) . 520 528,760
King County School District No. 415 Kent, Series
2018, GO, 5.00%, 12/01/27 (GTD) ...... 360 371,299
Kitsap County School District No. 401 Central
Kitsap, Series 2017, GO, 5.00%, 12/01/27
(GTD) ....................... 150 154,390
Klickitat County Public Utility District No. 1,
Series 2019A, RB, 5.00%, 12/01/27 ..... 375 385,678
Pierce County School District No. 10 Tacoma,
Series 2024, GO, 5.00%, 12/01/27 (GTD) . 625 643,871
Pierce County School District No. 3 Puyallup,
Series 2017, GO, 5.00%, 12/01/27 (GTD) . 55 56,064
Pierce County School District No. 320 Sumner
Series 2013 , GO , 2.25% , 12/01/27 ( GTD ) . 45 44,423
Series 2016 , GO , 4.00% , 12/01/27 ( GTD ) . 125 125,064
Pierce County School District No. 401 Peninsula,
Series 2019, GO, 5.00%, 12/01/27 (GTD) . 265 273,317
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/29
(GTD) ....................... 190 195,765
Pierce County School District No. 403 Bethel,
Series 2020, GO, 4.00%, 12/01/27 (GTD) . 75 76,382
Port of Seattle, Series 2021B, RB,
5.00%, 06/01/27 ................. 25 25,473
Snohomish County Public Utility District No.
1 Electric System, Series 2025A, RB,
5.00%, 12/01/27 ................. 140 144,320
Snohomish County School District No. 6
Mukilteo, Series 2022, GO, 5.00%, 12/01/27
(GTD) ....................... 60 61,851
Spokane County School District No. 356 Central
Valley, Series 2018, GO, 5.00%, 12/01/28
(GTD) ....................... 230 237,284
Security
Par (000)
Par (000) Value
Washington (continued)
Spokane County School District No. 81
Spokane, Series 2017B, GO, 5.00%, 12/01/28
(GTD) ....................... USD 310 $ 319,817
State of Washington
COP , 5.00% , 01/01/27 .............. 240 242,303
Series 2020C , GO , 5.00% , 02/01/27 ..... 760 768,841
Series 2017D , GO , 5.00% , 02/01/27 ..... 395 399,595
Series 2021C , GO , 5.00% , 02/01/27 ..... 390 394,537
Series 2005C , GO , 0.00% , 06/01/27
( AMBAC )
(b)
.................... 120 117,062
Series 2021D , GO , 5.00% , 06/01/27 ..... 220 224,274
Series 2020B , GO , 5.00% , 06/01/27 ..... 60 61,166
Series 2021F , GO , 5.00% , 06/01/27 ..... 105 107,040
Series R-2022C , GO , 4.00% , 07/01/27 ... 425 430,287
Series 2019 , COP , 5.00% , 07/01/27 ..... 180 183,832
Series 2020B , COP , 5.00% , 07/01/27 .... 350 357,452
Series 2025B , COP , 5.00% , 07/01/27 .... 75 76,597
Series R-2020C , GO , 5.00% , 07/01/27 ... 340 347,270
Series R-2021D , GO , 5.00% , 07/01/27 ... 800 817,106
Series R-2023B , GO , 5.00% , 07/01/27 ... 30 30,641
Series 2018A , GO , 5.00% , 08/01/27 ..... 40 40,934
Series 2017B , GO , 5.00% , 08/01/27 ..... 65 65,000
Series R-2017A , GO , 5.00% , 08/01/27 ... 420 420,000
Series R-2017B , GO , 5.00% , 08/01/27 ... 100 100,000
Series R-2018C , GO , 5.00% , 08/01/27 ... 785 803,327
Series R-2018D , GO , 5.00% , 08/01/27 ... 125 127,918
Series 2020A , GO , 5.00% , 08/01/27 ..... 860 880,077
Series 2003F , GO , 0.00% , 12/01/27
( NPFGC )
(b)
.................... 125 120,111
Series R-2018C , GO , 5.00% , 08/01/29 ... 445 454,943
University of Washington
Series 2021A , RB , 5.00% , 04/01/27 ..... 300 304,558
Series 2024A , RB , 5.00% , 04/01/27 ..... 1,000 1,015,194
Series 2022C , RB , VRDN, 4.00% , 08/01/27
(a)
1,240 1,245,764
Washington Health Care Facilities Authority
Series 2025A , RB , 5.00% , 03/01/27 ..... 250 253,121
Series 2019A-2 , RB , 5.00% , 08/01/27 .... 405 412,772
Washington State University
Series 2019 , RB , 5.00% , 10/01/27 ...... 100 102,744
Series 2026 , RB , 5.00% , 10/01/27 ...... 330 338,674
30,109,534
West Virginia — 0.5%
State of West Virginia
Series 2018B , GO , 5.00% , 06/01/27 ..... 100 101,951
Series 2019A , GO , 5.00% , 06/01/27 ..... 550 560,731
Series 2021A , GO , 5.00% , 06/01/27 ..... 280 285,463
Series 2018A , GO , 5.00% , 12/01/27 ..... 290 298,983
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/27 ..... 735 752,748
Series 2017A , RB , 5.00% , 09/01/29 ..... 305 311,872
Series 2018A , RB , 5.00% , 09/01/29 ..... 295 301,647
West Virginia Lottery Excess Lottery, Series
2015A, RB, 5.00%, 07/01/27 ......... 335 335,519
2,948,914
Wisconsin — 1.3%
City of Green Bay Water System, Series 2019,
RB, 5.00%, 11/01/27 .............. 235 241,131
Green Bay Area Public School District, GO,
5.00%, 04/01/27 ................. 510 517,708
Milwaukee Metropolitan Sewerage District,
Series 2017A, GO, 5.00%, 10/01/27 ..... 150 150,571
Public Finance Authority, Series 2023A, RB,
5.00%, 10/01/27 ................. 285 291,470

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Wisconsin (continued)
State of Wisconsin
Series 2021A , COP , 5.00% , 03/01/27 .... USD 140 $ 141,812
Series 2019A , RB , 5.00% , 05/01/27 ..... 635 645,576
Series 2019B , GO , 5.00% , 05/01/27 ..... 250 254,406
Series 2020A , GO , 5.00% , 05/01/27 ..... 100 101,762
Series 2020B , GO , 5.00% , 05/01/27 ..... 440 447,754
Series 2021-1 , GO , 5.00% , 05/01/27 ..... 150 152,644
Series 2021-2 , GO , 5.00% , 05/01/27 ..... 160 162,820
Series 20242 , GO , 5.00% , 05/01/27 ..... 500 508,812
Series 2024A , GO , 5.00% , 05/01/27 ..... 20 20,352
Series 2021A , COP , 5.00% , 09/01/27 .... 90 92,241
Series 2017-1 , GO , 5.00% , 11/01/27 ..... 615 625,901
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 260 264,608
Series 2017-3 , GO , 5.00% , 11/01/27 ..... 320 325,672
Series 2019B , GO , 4.00% , 05/01/28 ..... 185 186,517
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 250 254,221
Series 2019A , RB , 5.00% , 05/01/29 ..... 480 487,995
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/27 ..... 615 628,598
Series 20172 , RB , 5.00% , 07/01/27 ..... 265 270,859
Series 2024-2 , RB , 5.00% , 07/01/27 ..... 20 20,442
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 510 520,940
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 145 148,110
Wisconsin Health & Educational Facilities
Authority
Series 2025A , RB , 5.00% , 06/01/27 ..... 425 431,748
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2016A , RB , 5.00% , 11/15/27 ..... USD 360 $ 360,306
8,254,976
Total Long-Term Investments — 98 .9%
(Cost: $ 650,639,746 ) .............................. 650,692,622
Shares
Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.19%
(d) (e)
......... 1,240,315 1,240,301
Total Short-Term Securities — 0 .2%
(Cost: $ 1,240,301 ) ............................... 1,240,301
Total Investments — 99 .1%
(Cost: $ 651,880,047 ) .............................. 651,932,923
Other Assets Less Liabilities — 0.9% .................... 6,081,619
Net Assets — 100.0% ...............................
$ 658,014,542
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 569,632 $ 670,644
(a)
$ — $ 25 $ — $ 1,240,301 1,240,315 $ 30,362 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 650,692,622 $ — $ 650,692,622
Short-Term Securities
Money Market Funds ...................................... 1,240,301 — — 1,240,301
$ 1,240,301 $ 650,692,622 $ — $ 651,932,923
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LIQ Liquidity Agreement
NPFGC National Public Finance Guarantee Corp.
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCH BD RES FD School Board Resolution Fund
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes